UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01743
The Alger Funds II
(Exact name of registrant as specified in charter)

100 Pearl Street, New York, New York 10004
Registrant's telephone number, including area code:
212-806-8800
Date of fiscal year end:
10/31
Date of reporting period:
October 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual  report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Alger Spectra Fund
Class A / SPECX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class A / SPECX)	$190	1.53%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class A, excluding sales load, returned 48.79% for the fiscal twelve-month period ended October 31, 2025, compared to the 29.59% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Microsoft Corp., Nebius Group N.V., and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, James Hardie Industries PLC, Coherent Corp., Eli Lilly & Co., Block, Inc., and Micron Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stcoks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class A	40.99%	15.63%	16.17%
Alger Spectra Fund Class A—excluding sales load	48.79%	16.89%	16.79%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,571,527,517
Total number of portfolio holdings[1]	70
Portfolio turnover rate	51.13%
Total advisory fees paid	$31,352,077
Long portfolio exposure	109.6%
Short portfolio exposure	(9.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
Sector Allocation †
Equities
Communication Services	15.0%
Consumer Discretionary	14.1%
Consumer Staples	(0.3)%
Energy	0.7%
Financials	3.3%
Health Care	6.1%
Industrials	5.3%
Information Technology	55.0%
Market Indices	(2.9)%
Materials	0.5%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Spectra Fund
Alger Spectra Fund
Class C / ASPCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class C / ASPCX)	$285	2.30%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class C, excluding contingent deferred sales charges, returned 47.62% for the fiscal twelve-month period ended October 31, 2025, compared to the 29.59% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Microsoft Corp., Nebius Group N.V., and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, James Hardie Industries PLC, Coherent Corp., Eli Lilly & Co., Block, Inc., and Micron Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stcoks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class C	46.62%	16.00%	16.08%
Alger Spectra Fund Class C—excluding contingent deferred sales charges	47.62%	16.00%	16.08%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,571,527,517
Total number of portfolio holdings[1]	70
Portfolio turnover rate	51.13%
Total advisory fees paid	$31,352,077
Long portfolio exposure	109.6%
Short portfolio exposure	(9.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
Sector Allocation †
Equities
Communication Services	15.0%
Consumer Discretionary	14.1%
Consumer Staples	(0.3)%
Energy	0.7%
Financials	3.3%
Health Care	6.1%
Industrials	5.3%
Information Technology	55.0%
Market Indices	(2.9)%
Materials	0.5%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Spectra Fund
Alger Spectra Fund
Class I / ASPIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class I / ASPIX)	$192	1.54%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class I returned 48.79% for the fiscal twelve-month period ended October 31, 2025, compared to the 29.59% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Microsoft Corp., Nebius Group N.V., and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, James Hardie Industries PLC, Coherent Corp., Eli Lilly & Co., Block, Inc., and Micron Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stcoks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class I	48.79%	16.89%	16.80%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,571,527,517
Total number of portfolio holdings[1]	70
Portfolio turnover rate	51.13%
Total advisory fees paid	$31,352,077
Long portfolio exposure	109.6%
Short portfolio exposure	(9.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
Sector Allocation †
Equities
Communication Services	15.0%
Consumer Discretionary	14.1%
Consumer Staples	(0.3)%
Energy	0.7%
Financials	3.3%
Health Care	6.1%
Industrials	5.3%
Information Technology	55.0%
Market Indices	(2.9)%
Materials	0.5%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets

Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Spectra Fund
Alger Spectra Fund
Class Y / ASPYX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Y / ASPYX)	$140	1.12%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class Y returned 49.43% for the fiscal twelve-month period ended October 31, 2025, compared to the 29.59% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Microsoft Corp., Nebius Group N.V., and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, James Hardie Industries PLC, Coherent Corp., Eli Lilly & Co., Block, Inc., and Micron Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stcoks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 12/3/18
Alger Spectra Fund Class Y	49.43%	17.34%	19.12%
Russell 3000 Growth Index	29.59%	18.59%	19.43%
S&P 500 Index	21.45%	17.64%	15.70%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,571,527,517
Total number of portfolio holdings[1]	70
Portfolio turnover rate	51.13%
Total advisory fees paid	$31,352,077
Long portfolio exposure	109.6%
Short portfolio exposure	(9.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
Sector Allocation †
Equities
Communication Services	15.0%
Consumer Discretionary	14.1%
Consumer Staples	(0.3)%
Energy	0.7%
Financials	3.3%
Health Care	6.1%
Industrials	5.3%
Information Technology	55.0%
Market Indices	(2.9)%
Materials	0.5%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Spectra Fund
Alger Spectra Fund
Class Z / ASPZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Spectra Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Spectra Fund (Class Z / ASPZX)	$147	1.18%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Spectra Fund Class Z returned 49.30% for the fiscal twelve-month period ended October 31, 2025, compared to the 29.59% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Health Care.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., AppLovin Corp., Microsoft Corp., Nebius Group N.V., and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials and Real Estate sectors were the largest detractors from relative performance. Regarding individual positions, James Hardie Industries PLC, Coherent Corp., Eli Lilly & Co., Block, Inc., and Micron Technology, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stcoks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Spectra Fund Class Z	49.30%	17.27%	17.17%
Russell 3000 Growth Index	29.59%	18.59%	17.71%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,571,527,517
Total number of portfolio holdings[1]	70
Portfolio turnover rate	51.13%
Total advisory fees paid	$31,352,077
Long portfolio exposure	109.6%
Short portfolio exposure	(9.5)%
Net portfolio exposure	100.1%
Other net assets	(0.1)%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds and securities sold short.
Sector Allocation †
Equities
Communication Services	15.0%
Consumer Discretionary	14.1%
Consumer Staples	(0.3)%
Energy	0.7%
Financials	3.3%
Health Care	6.1%
Industrials	5.3%
Information Technology	55.0%
Market Indices	(2.9)%
Materials	0.5%
Utilities	3.3%
Short-Term Investments and Other Net Assets	(0.1)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Spectra Fund
Alger Dynamic Opportunities Fund
Class A / SPEDX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class A / SPEDX)	$215	2.00%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Dynamic Opportunities Fund Class A, excluding sales load, returned 14.99% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index and the 16.48% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 81.37% and the average allocation to short positions was -31.46%. The Fund’s average cash allocation, which includes short sale proceeds, was 50.10%.
Based on the net exposure of long and short positions, the Information Technology and Industrials sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest underweight. In aggregate, long positions positively contributed to both absolute and relative performance, while short positions detracted from both.
Contributors to Performance
Based on the net exposure of long and short positions, the Health Care and Utilities sectors provided the largest contributions to relative performance. Regarding individual positions, AppLovin Corp., Nebius Group N.V., Astera Labs, Inc., NVIDIA Corp., and Talen Energy Corp., were the top five contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding long positions, Impulse Dynamics Plc, Marvell Technology, Inc., Tandem Diabetes Care, Inc., UnitedHealth Group Inc., and Semtech Corp., were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class A	8.94%	5.32%	8.28%
Alger Dynamic Opportunities Fund Class A—excluding sales load	14.99%	6.46%	8.87%
HFRI Equity Hedge (Total) Index	16.48%	10.35%	7.70%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$228,640,961
Total number of portfolio holdings[1]	119
Portfolio turnover rate	376.53%
Total advisory fees paid	$2,509,108
Long portfolio exposure	91.9%
Short portfolio exposure	(35.3)%
Net portfolio exposure	56.6%
Other net assets	43.4%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.
Sector Allocation †
Equities
Communication Services	16.3%
Consumer Discretionary	0.1%
Consumer Staples	(1.8)%
Energy	0.4%
Financials	0.2%
Health Care	14.1%
Industrials	5.3%
Information Technology	12.5%
Materials	(0.6)%
Real Estate	0.8%
Utilities	1.2%
Short-Term Investments, Derivatives and Other Net Assets	51.5%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Dynamic Opportunities Fund
Alger Dynamic Opportunities Fund
Class C / ADOCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class C / ADOCX)	$298	2.78%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Dynamic Opportunities Fund Class C, excluding contingent deferred sales charges, returned 14.11% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index and the 16.48% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 81.37% and the average allocation to short positions was -31.46%. The Fund’s average cash allocation, which includes short sale proceeds, was 50.10%.
Based on the net exposure of long and short positions, the Information Technology and Industrials sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest underweight. In aggregate, long positions positively contributed to both absolute and relative performance, while short positions detracted from both.
Contributors to Performance
Based on the net exposure of long and short positions, the Health Care and Utilities sectors provided the largest contributions to relative performance. Regarding individual positions, AppLovin Corp., Nebius Group N.V., Astera Labs, Inc., NVIDIA Corp., and Talen Energy Corp., were the top five contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding long positions, Impulse Dynamics Plc, Marvell Technology, Inc., Tandem Diabetes Care, Inc., UnitedHealth Group Inc., and Semtech Corp., were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class C	13.11%	5.65%	8.20%
Alger Dynamic Opportunities Fund Class C—excluding contingent deferred sales charge	14.11%	5.65%	8.20%
HFRI Equity Hedge (Total) Index	16.48%	10.35%	7.70%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$228,640,961
Total number of portfolio holdings[1]	119
Portfolio turnover rate	376.53%
Total advisory fees paid	$2,509,108
Long portfolio exposure	91.9%
Short portfolio exposure	(35.3)%
Net portfolio exposure	56.6%
Other net assets	43.4%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.
Sector Allocation †
Equities
Communication Services	16.3%
Consumer Discretionary	0.1%
Consumer Staples	(1.8)%
Energy	0.4%
Financials	0.2%
Health Care	14.1%
Industrials	5.3%
Information Technology	12.5%
Materials	(0.6)%
Real Estate	0.8%
Utilities	1.2%
Short-Term Investments, Derivatives and Other Net Assets	51.5%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Dynamic Opportunities Fund
Alger Dynamic Opportunities Fund
Class Z / ADOZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Dynamic Opportunities Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Dynamic Opportunities Fund (Class Z / ADOZX)	$182	1.69%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Dynamic Opportunities Fund Class Z returned 15.34% for the fiscal twelve-month period ended October 31, 2025, compared to the 21.45% return of the S&P 500 Index and the 16.48% return of the HFRI Equity Hedge (Total) Index. During the reporting period, the average allocation to long positions was 81.37% and the average allocation to short positions was -31.46%. The Fund’s average cash allocation, which includes short sale proceeds, was 50.10%.
Based on the net exposure of long and short positions, the Information Technology and Industrials sectors were the largest sector weightings for the reporting period. Industrials was the largest sector overweight and the Information Technology sector was the largest underweight. In aggregate, long positions positively contributed to both absolute and relative performance, while short positions detracted from both.
Contributors to Performance
Based on the net exposure of long and short positions, the Health Care and Utilities sectors provided the largest contributions to relative performance. Regarding individual positions, AppLovin Corp., Nebius Group N.V., Astera Labs, Inc., NVIDIA Corp., and Talen Energy Corp., were the top five contributors to absolute performance.
Detractors from Performance
Based on the net exposure of short and long positions, the Consumer Discretionary and Financials sectors were the largest detractors from relative performance. Regarding long positions, Impulse Dynamics Plc, Marvell Technology, Inc., Tandem Diabetes Care, Inc., UnitedHealth Group Inc., and Semtech Corp., were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Dynamic Opportunities Fund Class Z	15.34%	6.76%	9.18%
HFRI Equity Hedge (Total) Index	16.48%	10.35%	7.70%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$228,640,961
Total number of portfolio holdings[1]	119
Portfolio turnover rate	376.53%
Total advisory fees paid	$2,509,108
Long portfolio exposure	91.9%
Short portfolio exposure	(35.3)%
Net portfolio exposure	56.6%
Other net assets	43.4%
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds, securities sold short, and derivatives.
Sector Allocation †
Equities
Communication Services	16.3%
Consumer Discretionary	0.1%
Consumer Staples	(1.8)%
Energy	0.4%
Financials	0.2%
Health Care	14.1%
Industrials	5.3%
Information Technology	12.5%
Materials	(0.6)%
Real Estate	0.8%
Utilities	1.2%
Short-Term Investments, Derivatives and Other Net Assets	51.5%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Dynamic Opportunities Fund
Alger Emerging Markets Fund
Class A / AAEMX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class A / AAEMX)	$170	1.55%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class A, excluding sales load, returned 19.42% for the fiscal twelve-month period ended October 31, 2025, compared to the 28.69% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., NAURA Technology Group Co., Ltd., SK hynix Inc., Tencent Holdings Ltd., and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, JSW Energy Ltd., Capitec Bank Holdings Ltd., and Proya Cosmetics Co., Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several emerging market central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
Rising AI Semiconductor Demand	Positive	Strong equity market performance in Taiwan and Korea was driven by robust artificial intelligence computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class A	13.18%	1.73%	5.18%
Alger Emerging Markets Fund Class A—excluding sales load	19.42%	2.83%	5.75%
MSCI Emerging Markets Index	28.69%	7.95%	8.13%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,435,293
Total number of portfolio holdings[1]	41
Portfolio turnover rate	52.39%
Total advisory fees paid	$131,771
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Argentina	1.5%
Brazil	8.9%
China	19.7%
Greece	5.2%
Hungary	2.5%
India	13.2%
Indonesia	1.9%
Mexico	3.8%
Peru	2.0%
Philippines	2.2%
Saudi Arabia	1.2%
Singapore	3.5%
South Africa	1.4%
South Korea	11.4%
Taiwan	14.3%
United Arab Emirates	2.1%
United Kingdom	1.0%
United States	4.6%
Short-Term Investments and Net Other Assets	(0.4)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Emerging Markets Fund
Alger Emerging Markets Fund
Class C / ACEMX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class C / ACEMX)	$251	2.30%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class C, excluding contingent deferred sales charges, returned 18.53% for the fiscal twelve-month period ended October 31, 2025, compared to the 28.69% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., NAURA Technology Group Co., Ltd., SK hynix Inc., Tencent Holdings Ltd., and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, JSW Energy Ltd., Capitec Bank Holdings Ltd., and Proya Cosmetics Co., Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several emerging market central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
Rising AI Semiconductor Demand	Positive	Strong equity market performance in Taiwan and Korea was driven by robust artificial intelligence computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class C	17.53%	2.05%	5.10%
Alger Emerging Markets Fund Class C—excluding contingent deferred sales charges	18.53%	2.05%	5.10%
MSCI Emerging Markets Index	28.69%	7.95%	8.13%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,435,293
Total number of portfolio holdings[1]	41
Portfolio turnover rate	52.39%
Total advisory fees paid	$131,771
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Argentina	1.5%
Brazil	8.9%
China	19.7%
Greece	5.2%
Hungary	2.5%
India	13.2%
Indonesia	1.9%
Mexico	3.8%
Peru	2.0%
Philippines	2.2%
Saudi Arabia	1.2%
Singapore	3.5%
South Africa	1.4%
South Korea	11.4%
Taiwan	14.3%
United Arab Emirates	2.1%
United Kingdom	1.0%
United States	4.6%
Short-Term Investments and Net Other Assets	(0.4)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Emerging Markets Fund
Alger Emerging Markets Fund
Class I / AIEMX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class I / AIEMX)	$159	1.45%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class I returned 19.50% for the fiscal twelve-month period ended October 31, 2025, compared to the 28.69% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., NAURA Technology Group Co., Ltd., SK hynix Inc., Tencent Holdings Ltd., and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, JSW Energy Ltd., Capitec Bank Holdings Ltd., and Proya Cosmetics Co., Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several emerging market central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
Rising AI Semiconductor Demand	Positive	Strong equity market performance in Taiwan and Korea was driven by robust artificial intelligence computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class I	19.50%	2.93%	5.81%
MSCI Emerging Markets Index	28.69%	7.95%	8.13%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,435,293
Total number of portfolio holdings[1]	41
Portfolio turnover rate	52.39%
Total advisory fees paid	$131,771
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Argentina	1.5%
Brazil	8.9%
China	19.7%
Greece	5.2%
Hungary	2.5%
India	13.2%
Indonesia	1.9%
Mexico	3.8%
Peru	2.0%
Philippines	2.2%
Saudi Arabia	1.2%
Singapore	3.5%
South Africa	1.4%
South Korea	11.4%
Taiwan	14.3%
United Arab Emirates	2.1%
United Kingdom	1.0%
United States	4.6%
Short-Term Investments and Net Other Assets	(0.4)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Emerging Markets Fund
Alger Emerging Markets Fund
Class Z / AZEMX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Emerging Markets Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Emerging Markets Fund (Class Z / AZEMX)	$109	0.99%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Emerging Markets Fund Class Z returned 20.12% for the fiscal twelve-month period ended October 31, 2025, compared to the 28.69% return of the MSCI Emerging Markets Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Industrials and the largest sector underweight was Financials.
Contributors to Performance
The Industrials and Consumer Staples sectors were the largest contributors to relative performance. Regarding individual positions, Taiwan Semiconductor Manufacturing Co., Ltd., NAURA Technology Group Co., Ltd., SK hynix Inc., Tencent Holdings Ltd., and Metlen Energy & Metals S.A. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Materials sectors were the largest detractors from relative performance. Regarding individual positions, Meituan, JSW Energy Ltd., Capitec Bank Holdings Ltd., and Proya Cosmetics Co., Ltd. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Monetary Policy Easing Cycle	Positive	Several emerging market central banks resumed easing monetary policy; notably, Mexico reduced its policy rate by an additional 50 basis points in March 2025 to 9%, signaling potential further easing and supporting equity valuations in rate-sensitive industries.
Rising AI Semiconductor Demand	Positive	Strong equity market performance in Taiwan and Korea was driven by robust artificial intelligence computing demand. Semiconductor suppliers also benefited from rising AI capital expenditure plans from major U.S. technology companies.
Aggressive Reciprocal Tariffs	Negative	Broad reciprocal tariffs introduced by the U.S. in early April 2025 triggered retaliatory threats, elevating concerns over a prolonged trade conflict that could hamper emerging-market exports to the U.S.
China’s Ongoing Property Sector Weakness	Negative	China's property sector remained weak in early 2025, evidenced by contracting investment and home sales, negatively influencing growth expectations and investor sentiment toward equities with mainland exposure.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Emerging Markets Fund Class Z	20.12%	3.40%	6.27%
MSCI Emerging Markets Index	28.69%	7.95%	8.13%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$19,435,293
Total number of portfolio holdings[1]	41
Portfolio turnover rate	52.39%
Total advisory fees paid	$131,771
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Geographical Allocation †
Argentina	1.5%
Brazil	8.9%
China	19.7%
Greece	5.2%
Hungary	2.5%
India	13.2%
Indonesia	1.9%
Mexico	3.8%
Peru	2.0%
Philippines	2.2%
Saudi Arabia	1.2%
Singapore	3.5%
South Africa	1.4%
South Korea	11.4%
Taiwan	14.3%
United Arab Emirates	2.1%
United Kingdom	1.0%
United States	4.6%
Short-Term Investments and Net Other Assets	(0.4)%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Emerging Markets Fund
Alger Responsible Investing Fund
Class A / SPEGX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class A / SPEGX)	$127	1.10%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class A, excluding sales load, returned 30.52% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Communication Services.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Microsoft Corp., AppLovin Corp., Amazon.com, Inc., and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Consumer Discretionary were the largest detractors from relative performance. Regarding individual positions, Adobe Inc., UnitedHealth Group Inc., Vaxcyte, Inc., Tetra Tech, Inc., and James Hardie Industries PLC were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class A	23.68%	14.73%	14.99%
Alger Responsible Investing Fund Class A—excluding sales load	30.52%	15.97%	15.62%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$108,144,972
Total number of portfolio holdings[1]	55
Portfolio turnover rate	8.97%
Total advisory fees paid	$655,672
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Sector Allocation †
Equities
Communication Services	10.7%
Consumer Discretionary	11.9%
Consumer Staples	0.7%
Financials	6.2%
Health Care	3.6%
Industrials	6.2%
Information Technology	53.9%
Materials	0.6%
Real Estate	1.2%
Utilities	1.4%
Short-Term Investments and Other Net Assets	3.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Responsible Investing Fund
Alger Responsible Investing Fund
Class C / AGFCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class C / AGFCX)	$233	2.03%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class C, excluding contingent deferred sales charges, returned 29.27% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Communication Services.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Microsoft Corp., AppLovin Corp., Amazon.com, Inc., and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Consumer Discretionary were the largest detractors from relative performance. Regarding individual positions, Adobe Inc., UnitedHealth Group Inc., Vaxcyte, Inc., Tetra Tech, Inc., and James Hardie Industries PLC were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class C	28.27%	15.03%	14.90%
Alger Responsible Investing Fund Class C—excluding contingent deferred sales charges	29.27%	15.03%	14.90%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$108,144,972
Total number of portfolio holdings[1]	55
Portfolio turnover rate	8.97%
Total advisory fees paid	$655,672
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	10.7%
Consumer Discretionary	11.9%
Consumer Staples	0.7%
Financials	6.2%
Health Care	3.6%
Industrials	6.2%
Information Technology	53.9%
Materials	0.6%
Real Estate	1.2%
Utilities	1.4%
Short-Term Investments and Other Net Assets	3.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Responsible Investing Fund
Alger Responsible Investing Fund
Class I / AGIFX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class I / AGIFX)	$127	1.10%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class I returned 30.49% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Communication Services.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Microsoft Corp., AppLovin Corp., Amazon.com, Inc., and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Consumer Discretionary were the largest detractors from relative performance. Regarding individual positions, Adobe Inc., UnitedHealth Group Inc., Vaxcyte, Inc., Tetra Tech, Inc., and James Hardie Industries PLC were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Responsible Investing Fund Class I	30.49%	15.96%	15.61%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$108,144,972
Total number of portfolio holdings[1]	55
Portfolio turnover rate	8.97%
Total advisory fees paid	$655,672
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	10.7%
Consumer Discretionary	11.9%
Consumer Staples	0.7%
Financials	6.2%
Health Care	3.6%
Industrials	6.2%
Information Technology	53.9%
Materials	0.6%
Real Estate	1.2%
Utilities	1.4%
Short-Term Investments and Other Net Assets	3.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Responsible Investing Fund
Alger Responsible Investing Fund
Class Z / ALGZX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Alger Responsible Investing Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Responsible Investing Fund (Class Z / ALGZX)	$107	0.93%
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Responsible Investing Fund Class Z returned 30.72% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Information Technology and the largest sector underweight was Communication Services.
Contributors to Performance
The Information Technology and Industrials sectors were the largest contributors to relative performance. Regarding individual positions, NVIDIA Corp., Microsoft Corp., AppLovin Corp., Amazon.com, Inc., and Alphabet Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Consumer Discretionary were the largest detractors from relative performance. Regarding individual positions, Adobe Inc., UnitedHealth Group Inc., Vaxcyte, Inc., Tetra Tech, Inc., and James Hardie Industries PLC were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z shares of the Fund. The graph assumes a $ 500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 10/14/16
Alger Responsible Investing Fund Class Z	30.72%	16.32%	17.86%
Russell 1000 Growth Index	30.53%	19.24%	20.01%
S&P 500 Index	21.45%	17.64%	15.70%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. All performance figures assume reinvestment of dividends and distributions.
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$108,144,972
Total number of portfolio holdings[1]	55
Portfolio turnover rate	8.97%
Total advisory fees paid	$655,672
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
Sector Allocation †
Equities
Communication Services	10.7%
Consumer Discretionary	11.9%
Consumer Staples	0.7%
Financials	6.2%
Health Care	3.6%
Industrials	6.2%
Information Technology	53.9%
Materials	0.6%
Real Estate	1.2%
Utilities	1.4%
Short-Term Investments and Other Net Assets	3.6%
100.0%
†	Based on net assets
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at www.alger.com/fundliterature. Fund proxy voting information is available at https://www.alger.com/ProxyVoting. You can also request this information by contacting us at (800) 992-3863.
For additional information, please scan the QR code at left to navigate to additional hosted material at www.alger.com/fundliterature.
Householding
To reduce expenses, only one copy of the most recent financial reports and prospectus may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com/fundliterature. If you do not want the mailing of these documents to be combined with those for other members of your household, contact your broker-dealer or other financial intermediary.
Alger Responsible Investing Fund

ITEM 2. CODE OF ETHICS.

(a)	The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)	Not applicable

(c)	The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)	The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)	Not applicable

(f)	The Registrant’s Code of Ethics is attached as an Exhibit hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant determined that Jay C. Nadel is an audit committee financial expert (within the meaning of that phrase specified in the instructions to Form N-CSR) on the Registrant’s audit committee. Mr. Nadel is an “independent” trustee – i.e., he is not an interested person of the Registrant as defined in the 1940 Act, nor has he accepted directly or indirectly any consulting, advisory or other compensatory fee from the Registrant, other than in his capacity as Trustee

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees:

October 31, 2025	$107,480
October 31, 2024	$103,320

(b) Audit-Related Fees: NONE

(c) Tax Fees for tax advice, tax compliance and tax planning:

October 31, 2025	$23,264
October 31, 2024	$22,758

(d) All Other Fees:

October 31, 2025	$19,727
October 31, 2024	$26,835

Other fees include a review and consent for Registrants registration statement filing and a review of the semi-annual financial statements.

(e) 1) Audit Committee Pre-Approval Policies And Procedures:

Audit and non-audit services provided by the Registrant’s independent registered public accounting firm (the “Auditors”) on behalf the Registrant must be pre-approved by the Audit Committee. Non-audit services provided by the Auditors on behalf of the Registrant’s Investment Adviser or any entity controlling, controlled by, or under common control with the Investment Adviser must be pre-approved by the Audit Committee if such non-audit services directly relate to the operations or financial reporting of the Registrant.

  2) All fees in item 4(b) through 4(d) above were approved by the Registrants’ Audit Committee.

(f) Not Applicable

(g) Non-Audit Fees:

October 31, 2025	$282,038,	€103,125
October 31, 2024	$351,512,	€106,362

(h) The audit committee of the board of trustees has considered whether the provision of the non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control, with the adviser that provides ongoing services to the registrant that were not approved pursuant to (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
THE ALGER FUNDS II
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION
October 31, 2025

Table of Contents

THE ALGER FUNDS II

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—107.9%
AEROSPACE & DEFENSE—1.9%
HEICO Corp., Cl. A	343,395	$ 85,069,243
APPLICATION SOFTWARE—5.1%
AppLovin Corp., Cl. A+,*	312,205	198,977,613
Atlassian Corp., Cl. A*	66,000	11,181,720
Cadence Design Systems, Inc.*	27,009	9,147,678
Palantir Technologies, Inc., Cl. A*	73,258	14,686,031

		233,993,042
AUTOMOBILE MANUFACTURERS—3.7%
Tesla, Inc.+,*	366,271	167,224,688
AUTOMOTIVE RETAIL—0.3%
Carvana Co.*	49,994	15,325,161
BIOTECHNOLOGY—3.3%
Abivax SA ADR*	258,451	26,470,551
Ascendis Pharma A/S ADR*	56,455	11,381,328
Biogen, Inc.*	100,348	15,480,686
Cidara Therapeutics, Inc.*	150,228	16,410,907
Natera, Inc.*	304,760	60,625,907
uniQure NV*	326,886	22,126,913

		152,496,292
BROADLINE RETAIL—10.7%
Alibaba Group Holding Ltd. ADR	92,900	15,832,947
Amazon.com, Inc.+,*	1,500,874	366,543,448
JD.com, Inc., Cl. A ADR	436,366	14,417,532
MercadoLibre, Inc.*	13,353	31,075,903
Sea Ltd. , Cl. A ADR+,*	408,155	63,774,219

		491,644,049
COAL & CONSUMABLE FUELS—1.0%
Cameco Corp.	445,421	45,526,480
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.6%
Rocket Cos., Inc., Cl. A	1,606,310	26,761,125
CONSTRUCTION MATERIALS—0.7%
Martin Marietta Materials, Inc.	49,185	30,155,324
CONSUMER STAPLES MERCHANDISE RETAIL—0.3%
Walmart, Inc.	131,557	13,310,937
DIVERSIFIED BANKS—0.0%
NU Holdings, Ltd., Cl. A*	34,891	562,094
DIVERSIFIED METALS & MINING—0.2%
MP Materials Corp., Cl. A*	120,333	7,591,809
ELECTRIC UTILITIES—1.4%
Constellation Energy Corp.	168,228	63,421,956
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—107.9% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Vertiv Holdings Co., Cl. A	180,759	$ 34,861,181
ENVIRONMENTAL & FACILITIES SERVICES—1.8%
GFL Environmental, Inc.+	1,936,651	84,612,282
FINANCIAL EXCHANGES & DATA—0.6%
S&P Global, Inc.	56,334	27,446,488
HEALTH CARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	112,581	21,477,077
HEALTHCARE EQUIPMENT—1.2%
Intuitive Surgical, Inc.*	101,141	54,037,614
HEALTHCARE FACILITIES—0.2%
Encompass Health Corp.	100,000	11,385,000
HEAVY ELECTRICAL EQUIPMENT—0.5%
Bloom Energy Corp., Cl. A*	52,876	6,988,092
GE Vernova, Inc.	26,235	15,351,148

		22,339,240
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.9%
Talen Energy Corp.*	220,110	87,995,576
INTERACTIVE HOME ENTERTAINMENT—0.9%
Roblox Corp., Cl. A*	366,407	41,667,804
INTERACTIVE MEDIA & SERVICES—9.7%
Alphabet, Inc., Cl. C+	504,104	142,066,589
Baidu, Inc., Cl. A ADR*	149,395	18,057,374
Meta Platforms, Inc., Cl. A+	435,851	282,583,996

		442,707,959
INTERNET SERVICES & INFRASTRUCTURE—3.2%
Cloudflare, Inc., Cl. A*	163,195	41,337,293
MongoDB, Inc., Cl. A*	138,609	49,874,290
Shopify, Inc., Cl. A*	149,929	26,066,656
Snowflake, Inc., Cl. A*	103,028	28,320,337

		145,598,576
INVESTMENT BANKING & BROKERAGE—1.1%
Robinhood Markets, Inc., Cl. A*	356,856	52,379,324
LIFE & HEALTH INSURANCE—0.5%
Oscar Health, Inc., Cl. A*	1,197,329	21,551,922
LIFE SCIENCES TOOLS & SERVICES—0.5%
Repligen Corp.*	148,853	22,188,028
MANAGED HEALTHCARE—0.4%
UnitedHealth Group, Inc.	55,455	18,941,210
MOVIES & ENTERTAINMENT—4.5%
Liberty Media Corp. Series C Liberty Formula One*	399,579	39,897,963
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—107.9% (CONT.)
MOVIES & ENTERTAINMENT—4.5% (CONT.)
Netflix, Inc.+,*	71,675	$ 80,194,291
Roku Inc., Cl. A*	115,608	12,269,477
Sphere Entertainment Co., Cl. A*	202,100	13,839,808
Spotify Technology SA*	89,054	58,358,867

		204,560,406
RESEARCH & CONSULTING SERVICES—0.1%
TIC Solutions, Inc.*	570,038	6,914,561
SEMICONDUCTORS—23.7%
Advanced Micro Devices, Inc.*	45,584	11,674,974
Astera Labs, Inc.*	299,764	55,959,944
Broadcom, Inc.+	461,984	170,763,146
First Solar, Inc.*	65,000	17,351,100
NVIDIA Corp.+	3,471,569	702,958,007
Taiwan Semiconductor Manufacturing Co., Ltd. ADR+	416,743	125,202,099

		1,083,909,270
SYSTEMS SOFTWARE—17.7%
Microsoft Corp.+	1,091,829	565,359,974
Nebius Group NV, Cl. A+,*	1,532,684	200,505,721
Oracle Corp.	93,541	24,564,802
Rubrik, Inc., Cl. A*	254,025	19,120,462

		809,550,959
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.3%
Apple, Inc.+	963,992	260,634,517
Dell Technologies, Inc., Cl. C	71,063	11,512,916
Western Digital Corp.	409,384	61,493,571

		333,641,004
TRADING COMPANIES & DISTRIBUTORS—1.1%
QXO, Inc.*	2,780,781	49,136,400
TRANSACTION & PAYMENT PROCESSING SERVICES—0.5%
Visa, Inc., Cl. A+	63,913	21,777,716
TOTAL COMMON STOCKS (Cost $1,818,084,620)		4,931,761,797
PREFERRED STOCKS—1.6%
APPLICATION SOFTWARE—1.5%
Databricks, Inc., Series J(a),*,@	325,466	48,819,900
SB Technology, Inc., Series E(a),*,@	1,146,050	19,723,521

		68,543,421
TRANSACTION & PAYMENT PROCESSING SERVICES—0.1%
Chime Financial, Inc., Series G*,@	188,583	3,237,970
TOTAL PREFERRED STOCKS (Cost $62,854,516)		71,781,391
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—0.1%
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures C, LLC, Cl. A(b),*,@		$ 3,078,191
Crosslink Ventures C, LLC, Cl. B(b),*,@		1,933,104

		5,011,295
TOTAL SPECIAL PURPOSE VEHICLE (Cost $11,925,000)		5,011,295
SHORT-TERM SECURITIES—0.0%
MONEY MARKET FUNDS—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(c)	46,473	46,473
(Cost $46,473)		46,473

Total Investments (Cost $1,892,910,609)	109.6%	$5,008,600,956
Affiliated Securities (Cost $11,925,000)		5,011,295
Unaffiliated Securities (Cost $1,880,985,609)		5,003,589,661
Securities Sold Short (Proceeds $438,812,870)	(9.5)%	(433,704,043)
Liabilities in Excess of Other Assets	(0.1)%	(3,369,396)
NET ASSETS	100.0%	$4,571,527,517

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Chime Financial, Inc., Series G	8/24/21	$13,025,390	$3,237,970	0.1%
Crosslink Ventures C, LLC, Cl. A	10/2/20	7,350,000	3,078,191	0.1%
Crosslink Ventures C, LLC, Cl. B	12/16/20	4,575,000	1,933,104	0.0%
Databricks, Inc., Series J	12/17/24	30,105,605	48,819,900	1.1%
SB Technology, Inc., Series E	10/23/24-12/18/24	19,723,521	19,723,521	0.4%
Total		$74,779,516	$76,792,686	1.7%
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short October 31, 2025

	SHARES	VALUE
COMMON STOCKS—(6.4)%
ADVERTISING—(0.1)%
The Interpublic Group of Cos., Inc.	(155,534)	$(3,991,002)
AEROSPACE & DEFENSE—(0.2)%
Lockheed Martin Corp.	(14,894)	(7,326,061)
AGRICULTURAL & FARM MACHINERY—(0.1)%
Toro Co.	(72,523)	(5,419,644)
APPLICATION SOFTWARE—(1.5)%
Adobe, Inc.*	(16,188)	(5,508,938)
Figma, Inc., Cl. A*	(63,096)	(3,144,705)
Intuit, Inc.	(17,055)	(11,385,065)
Klaviyo, Inc., Cl. A*	(93,847)	(2,440,022)
RingCentral, Inc., Cl. A*	(145,000)	(4,367,400)
Salesforce, Inc.	(21,295)	(5,545,431)
Samsara, Inc., Cl. A*	(172,977)	(6,948,486)
SAP SE ADR	(17,802)	(4,628,698)
Synopsys, Inc.*	(15,301)	(6,943,900)
Tyler Technologies, Inc.*	(10,106)	(4,813,083)
Zoom Communications, Inc.*	(48,404)	(4,222,281)

		(59,948,009)
AUTOMOBILE MANUFACTURERS—(0.2)%
General Motors Co.	(112,008)	(7,738,633)
AUTOMOTIVE RETAIL—(0.2)%
Advance Auto Parts, Inc.	(178,000)	(8,389,140)
BREWERS—(0.2)%
Anheuser-Busch InBev SA/NV	(105,777)	(6,441,819)
Molson Coors Beverage Co., Cl. B	(117,042)	(5,117,076)

		(11,558,895)
BUILDING PRODUCTS—(0.1)%
A.O. Smith Corp.	(40,971)	(2,703,676)
COMMUNICATIONS EQUIPMENT—(0.1)%
Motorola Solutions, Inc.	(10,459)	(4,253,780)
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—0.0%
Blue Bird Corp.*	(42,036)	(2,100,118)
CONSUMER STAPLES MERCHANDISE RETAIL—(0.1)%
Dollar General Corp.	(62,404)	(6,156,779)
DATA PROCESSING & OUTSOURCED SERVICES—(0.1)%
Genpact, Ltd.	(138,098)	(5,268,439)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—(6.4)% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.1)%
Fluence Energy, Inc.*	(166,009)	$(3,486,189)
ELECTRONIC EQUIPMENT & INSTRUMENTS—(0.1)%
Zebra Technologies Corp., Cl.A*	(15,000)	(4,038,750)
ELECTRONIC MANUFACTURING SERVICES—(0.2)%
IPG Photonics Corp.*	(109,924)	(9,356,731)
FERTILIZERS & AGRICULTURAL CHEMICALS—(0.1)%
CF Industries Holdings, Inc.	(72,000)	(5,996,880)
HEALTHCARE SERVICES—0.0%
DaVita, Inc.*	(3,644)	(433,709)
HEALTHCARE SUPPLIES—0.0%
Align Technology, Inc.*	(4,951)	(682,644)
DENTSPLY SIRONA, Inc.	(174,469)	(2,200,054)

		(2,882,698)
HOTELS RESORTS & CRUISE LINES—(0.1)%
Carnival Corp.*	(111,852)	(3,224,693)
HOUSEHOLD PRODUCTS—(0.2)%
The Clorox Co.	(35,507)	(3,993,117)
The Procter & Gamble Co.	(42,000)	(6,315,540)

		(10,308,657)
HUMAN RESOURCE & EMPLOYMENT SERVICES—(0.2)%
Paychex, Inc.	(92,498)	(10,825,041)
INSURANCE BROKERS—(0.1)%
Aon PLC, Cl.A	(10,755)	(3,664,013)
INTERNET SERVICES & INFRASTRUCTURE—(0.4)%
Akamai Technologies, Inc.*	(161,000)	(12,091,100)
Wix.com, Ltd.*	(28,744)	(4,183,402)

		(16,274,502)
IT CONSULTING & OTHER SERVICES—(0.4)%
Accenture PLC, Cl. A	(26,932)	(6,735,693)
Capgemini SE	(26,452)	(4,069,520)
Gartner, Inc.*	(17,000)	(4,221,780)
Infosys, Ltd. ADR	(238,259)	(3,947,952)

		(18,974,945)
METAL, GLASS & PLASTIC CONTAINERS—(0.1)%
Ball Corp.	(76,372)	(3,589,484)
OTHER SPECIALTY RETAIL—(0.1)%
Chewy, Inc., Cl.A*	(188,530)	(6,357,232)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—(6.4)% (CONT.)
RESEARCH & CONSULTING SERVICES—(0.1)%
Science Applications International Corp.	(53,425)	$(5,006,457)
RESTAURANTS—(0.1)%
Cava Group, Inc.*	(42,068)	(2,260,314)
SEMICONDUCTORS—(0.4)%
Intel Corp.*	(114,944)	(4,596,610)
ON Semiconductor Corp.*	(65,883)	(3,299,421)
QUALCOMM, Inc.	(25,489)	(4,610,960)
STMicroelectronics NV	(276,621)	(6,768,916)

		(19,275,907)
SPECIALTY CHEMICALS—(0.1)%
International Flavors & Fragrances, Inc.	(93,888)	(5,912,127)
SYSTEMS SOFTWARE—(0.4)%
Check Point Software Technologies, Ltd.*	(54,359)	(10,636,969)
Teradata Corp.*	(426,625)	(8,895,131)

		(19,532,100)
TECHNOLOGY DISTRIBUTORS—0.0%
Insight Enterprises, Inc.*	(15,673)	(1,567,300)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.3)%
HP, Inc.	(164,236)	(4,544,410)
NetApp, Inc.	(58,333)	(6,870,461)

		(11,414,871)
TOTAL COMMON STOCKS (Proceeds $299,439,281)		$(289,236,776)

EXCHANGE TRADED FUNDS—(3.1)%
ENERGY EQUIPMENT & SERVICES—(0.2)%
Energy Select Sector SPDR Fund	(128,842)	(11,354,845)
MARKET INDICES—(2.9)%
ARK Innovation ETF	(121,366)	(10,799,147)
Invesco QQQ Trust Series 1	(10,456)	(6,577,556)
iShares MSCI India ETF	(216,191)	(11,667,828)
Roundhill Magnificent Seven ETF	(239,280)	(16,261,469)
SPDR Dow Jones Industrial Average ETF Trust	(57,070)	(27,146,487)
SPDR S&P 500 ETF Trust	(45,801)	(31,239,030)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short October 31, 2025  (Continued)

EXCHANGE TRADED FUNDS—(3.1)% (CONT.)
MARKET INDICES—(2.9)% (CONT.)
State Street SPDR Portfolio S&P 500 Value ETF	(525,561)	$(29,420,905)

		(133,112,422)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $139,373,589)		$(144,467,267)
Total Securities Sold Short (Proceeds $438,812,870)		$(433,704,043)

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—82.3%
AEROSPACE & DEFENSE—4.5%
AAR Corp.*	9,843	$ 828,879
Archer Aviation, Inc., Cl. A*	152,663	1,712,879
Cadre Holdings, Inc.	15,809	671,250
HEICO Corp.+	4,529	1,439,180
HEICO Corp., Cl. A	6,816	1,688,528
Kratos Defense & Security Solutions, Inc.*,+	1,207	109,354
Loar Holdings, Inc.*	3,378	267,301
StandardAero, Inc.*	316	9,129
TransDigm Group, Inc.+	2,434	3,184,914
VSE Corp.	1,600	289,088

		10,200,502
APPAREL RETAIL—0.4%
Burlington Stores, Inc.*	3,056	836,091
APPLICATION SOFTWARE—3.6%
Agilysys, Inc.*	1,147	143,903
AppLovin Corp., Cl. A*,+	8,960	5,710,477
Cadence Design Systems, Inc.*	3,842	1,301,247
Confluent, Inc., Cl. A*	19,546	456,790
HubSpot, Inc.*	253	124,456
nCino, Inc.*	14,859	396,438
SPS Commerce, Inc.*,+	898	73,851
Vertex, Inc., Cl. A*,+	5,475	125,377

		8,332,539
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
Hamilton Lane, Inc., Cl. A+	2,102	239,544
StepStone Group, Inc., Cl. A+	22,029	1,341,125
T Rowe Price Group, Inc.	8,501	871,608

		2,452,277
BIOTECHNOLOGY—7.3%
AbbVie, Inc.	3,960	863,438
Abivax SA ADR*	8,301	850,188
ACADIA Pharmaceuticals, Inc.*,+	45,226	1,026,630
BioMarin Pharmaceutical, Inc.*,+	3,054	163,603
Cidara Therapeutics, Inc.*	5,849	638,945
Forte Biosciences, Inc.*	37,749	488,472
Natera, Inc.*,+	52,929	10,529,166
Palvella Therapeutics, Inc.*	10,851	866,344
Ultragenyx Pharmaceutical, Inc.*	9,517	329,288
uniQure NV*	10,276	695,583
Veracyte, Inc.*	5,994	216,264

		16,667,921
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—82.3% (CONT.)
BROADLINE RETAIL—4.3%
Amazon.com, Inc.*,+	23,422	$ 5,720,121
MercadoLibre, Inc.*,+	923	2,148,061
Ollie's Bargain Outlet Holdings, Inc.*,+	2,143	258,896
Sea Ltd. , Cl. A ADR*,+	11,058	1,727,812

		9,854,890
BUILDING PRODUCTS—0.3%
Builders FirstSource, Inc.*	6,459	750,342
CARGO GROUND TRANSPORTATION—0.2%
RXO, Inc.*	11,236	199,214
XPO, Inc.*	1,901	273,497

		472,711
COAL & CONSUMABLE FUELS—0.4%
Cameco Corp.	8,379	856,418
CONSTRUCTION & ENGINEERING—0.7%
Legence Corp., Cl. A*	11,745	485,891
Sterling Infrastructure, Inc.*	1,163	439,498
Tutor Perini Corp.*	8,999	606,172

		1,531,561
CONSUMER FINANCE—0.5%
Upstart Holdings, Inc.*,+	23,216	1,103,224
DATA PROCESSING & OUTSOURCED SERVICES—0.0%
Verra Mobility Corp.*	3,754	87,130
DIVERSIFIED METALS & MINING—0.2%
MP Materials Corp., Cl. A*	6,784	428,003
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Enovix Corp.*	205,938	2,469,197
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
Novanta, Inc.*	3,159	401,225
ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Casella Waste Systems, Inc., Cl. A*,+	1,844	163,323
Montrose Environmental Group, Inc.*,+	14,533	376,114
Waste Connections, Inc.+	794	133,138

		672,575
FINANCIAL EXCHANGES & DATA—0.0%
Miami International Holdings, Inc.*	650	28,405
HEALTH CARE DISTRIBUTORS—1.3%
McKesson Corp.+	3,712	3,011,694
HEALTHCARE EQUIPMENT—1.7%
Artivion, Inc.*	26,092	1,183,794
Glaukos Corp.*	4,541	399,926
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—82.3% (CONT.)
HEALTHCARE EQUIPMENT—1.7% (CONT.)
Impulse Dynamics PLC, Series A(a),*,@	3,485,265	$ 125,469
Inmode, Ltd.*	10,666	157,537
Intuitive Surgical, Inc.*	3,799	2,029,730

		3,896,456
HEALTHCARE FACILITIES—1.1%
Tenet Healthcare Corp.*,+	12,410	2,562,541
HEALTHCARE SERVICES—0.9%
Guardant Health, Inc.*	13,838	1,287,211
RadNet, Inc.*	11,200	851,088

		2,138,299
HEALTHCARE SUPPLIES—0.1%
Neogen Corp.*	21,609	133,328
HEALTHCARE TECHNOLOGY—0.4%
Schrodinger, Inc.*	41,368	870,383
Waystar Holding Corp.*	2,929	105,004

		975,387
HEAVY ELECTRICAL EQUIPMENT—0.6%
Bloom Energy Corp., Cl. A*	4,267	563,927
GE Vernova, Inc.	1,390	813,344

		1,377,271
HOME FURNISHINGS—0.8%
Somnigroup International, Inc.	21,830	1,731,992
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.4%
First Advantage Corp.*	18,765	237,002
Paylocity Holding Corp.*,+	5,168	730,083

		967,085
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.2%
Talen Energy Corp.*,+	6,679	2,670,131
INSURANCE BROKERS—0.1%
Accelerant Holdings, Cl. A*	12,880	149,666
INTERACTIVE HOME ENTERTAINMENT—3.9%
Roblox Corp., Cl. A*,+	39,821	4,528,444
Take-Two Interactive Software, Inc.*	17,359	4,450,327

		8,978,771
INTERACTIVE MEDIA & SERVICES—9.2%
Alphabet, Inc., Cl. A+	35,605	10,011,770
Meta Platforms, Inc., Cl. A+	16,980	11,008,983

		21,020,753
INTERNET SERVICES & INFRASTRUCTURE—2.5%
Cloudflare, Inc., Cl. A*	5,217	1,321,466
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—82.3% (CONT.)
INTERNET SERVICES & INFRASTRUCTURE—2.5% (CONT.)
MongoDB, Inc., Cl. A*	4,960	$ 1,784,707
Shopify, Inc., Cl. A*	4,424	769,157
Twilio, Inc., Cl. A*	12,996	1,752,900

		5,628,230
INVESTMENT BANKING & BROKERAGE—0.1%
Piper Sandler Cos.	867	276,798
LEISURE FACILITIES—0.2%
Planet Fitness, Inc., Cl. A*,+	5,535	501,969
LIFE SCIENCES TOOLS & SERVICES—2.1%
Bio-Techne Corp.	20,703	1,295,387
Danaher Corp.	4,008	863,243
Repligen Corp.*	18,044	2,689,638

		4,848,268
MANAGED HEALTHCARE—0.4%
Progyny, Inc.*,+	53,682	1,004,390
MOVIES & ENTERTAINMENT—5.8%
Netflix, Inc.*,+	4,635	5,185,916
Roku Inc., Cl. A*	19,962	2,118,567
Spotify Technology SA*,+	6,385	4,184,219
TKO Group Holdings, Inc., Cl. A	9,888	1,862,899

		13,351,601
PASSENGER AIRLINES—0.4%
Joby Aviation, Inc.*	54,526	945,481
PERSONAL CARE PRODUCTS—0.7%
The Estee Lauder Cos, Inc., Cl. A	17,230	1,665,969
PHARMACEUTICALS—2.6%
AstraZeneca PLC ADR	22,443	1,849,303
Eli Lilly & Co.	1,006	868,037
Johnson & Johnson	13,678	2,583,364
Nektar Therapeutics*	9,509	617,420

		5,918,124
PROPERTY & CASUALTY INSURANCE—0.3%
Neptune Insurance Holdings, Inc., Cl. A*	1,148	29,481
Palomar Holdings, Inc.*	5,730	653,277

		682,758
REAL ESTATE SERVICES—1.1%
Compass, Inc., Cl. A*	24,476	188,710
FirstService Corp.+	14,129	2,252,304

		2,441,014
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—82.3% (CONT.)
RESTAURANTS—0.2%
First Watch Restaurant Group, Inc.*	8,920	$ 147,091
Wingstop, Inc.	1,051	227,678

		374,769
SEMICONDUCTORS—8.9%
Astera Labs, Inc.*	15,159	2,829,882
First Solar, Inc.*	2,610	696,713
Impinj, Inc.*	268	54,179
NVIDIA Corp.+	56,969	11,535,653
Semtech Corp.*	18,950	1,285,947
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	12,985	3,901,084

		20,303,458
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.6%
Celsius Holdings, Inc.*,+	21,786	1,312,171
SYSTEMS SOFTWARE—7.9%
Crowdstrike Holdings, Inc., Cl. A*	4,954	2,690,072
Microsoft Corp.+	15,252	7,897,638
Nebius Group NV, Cl. A*,+	49,620	6,491,288
Rubrik, Inc., Cl. A*	13,079	984,456

		18,063,454
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.6%
Western Digital Corp.	9,230	1,386,438
TRADING COMPANIES & DISTRIBUTORS—1.1%
QXO, Inc.*,+	121,581	2,148,336
SiteOne Landscape Supply, Inc.*,+	2,063	267,716
Transcat, Inc.*	1,185	86,090
Xometry, Inc., Cl. A*	1,931	94,020

		2,596,162
TOTAL COMMON STOCKS (Cost $144,817,728)		188,059,439
PREFERRED STOCKS—1.2%
APPLICATION SOFTWARE—0.9%
SB Technology, Inc., Series E(a),*,@	114,903	1,977,481
HEALTHCARE EQUIPMENT—0.3%
Impulse Dynamics PLC, Series F-3(a),*,@	13,695,990	780,671
TOTAL PREFERRED STOCKS (Cost $2,694,010)		2,758,152
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	126,108	—
TOTAL RIGHTS (Cost $67,639)		—
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—0.3%
DATA PROCESSING & OUTSOURCED SERVICES—0.3%
Crosslink Ventures C, LLC, Cl. A(b),*,@		$ 387,391
Crosslink Ventures C, LLC, Cl. B(b),*,@		232,395

		619,786
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,475,000)		619,786
SHORT-TERM SECURITIES—7.7%
MONEY MARKET FUNDS—2.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(c)	6,678,398	6,678,398
(Cost $6,678,398)		6,678,398
U.S. TREASURY OBLIGATIONS—4.8%
United States Treasury Bill, 0.00%, 11/25/25	11,000,000	10,971,180
(Cost $10,971,180)		10,971,180
TOTAL SHORT-TERM SECURITIES (Cost $17,649,578)		17,649,578

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
PURCHASED PUT OPTIONS—0.4%
EXCHANGE-TRADED OPTIONS PURCHASED—0.4%
Invesco QQQ Trust Series 1, 12/19/2025, $590	25,477,335	BNP Paribas	405	278,640
Invesco QQQ Trust Series 1, 12/19/2025, $610	8,681,166	BNP Paribas	138	152,766
S&P 500 Index, 12/19/2025, $6,600	22,572,660	BNP Paribas	33	247,500
S&P 500 Index, 12/19/2025, $6,700	7,524,220	BNP Paribas	11	106,040
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments October 31, 2025  (Continued)

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
Purchased Put Options—0.4% (CONT.)
EXCHANGE-TRADED OPTIONS PURCHASED—0.4% (CONT.)
Trump Media & Technology Group Corp., 1/15/2027, $30	$ 183,900	Bank of America	120	$ 168,000

				952,946
TOTAL PURCHASED PUT OPTIONS (Cost $1,487,953)				952,946

Total Investments (Cost $168,191,908)			91.9%	$210,039,901
Affiliated Securities (Cost $1,475,000)				619,786
Unaffiliated Securities (Cost $166,716,908)				209,420,115
Securities Sold Short (Proceeds $83,135,894)			(35.3)%	(80,640,241)
Other Assets in Excess of Liabilities			43.4%	99,241,301
NET ASSETS			100.0%	$228,640,961

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 12 - Affiliated Securities.
(c)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short and derivatives.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Crosslink Ventures C, LLC, Cl. A	10/2/20	$925,000	$387,391	0.2%
Crosslink Ventures C, LLC, Cl. B	12/2/20	550,000	232,395	0.1%
Impulse Dynamics PLC, Series A	2/11/22	3,485,265	125,469	0.0%
Impulse Dynamics PLC, Series F-3	6/2/23	716,529	780,671	0.3%
SB Technology, Inc., Series E	10/23/24	1,977,481	1,977,481	0.9%
Tolero CDR	2/6/17	67,639	—	0.0%
Total		$7,721,914	$3,503,407	1.5%
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments October 31, 2025  (Continued)

Over the counter - Contracts for difference outstanding as of October 31, 2025:

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
(20,689)	Goldman Sachs & Co.	Goldman Sachs U.S. Momentum Short Basket	$(236,773)	$—	$(236,773)	$(236,773)
(5,949)	BNP Paribas	SES AI Corp.	(5,500)	—	(5,500)	(5,500)
Total			$(242,273)	$—	$(242,273)	$(242,273)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short October 31, 2025

	SHARES	VALUE
COMMON STOCKS—(35.2)%
ADVERTISING—(0.5)%
The Interpublic Group of Cos., Inc.	(47,208)	$(1,211,357)
AGRICULTURAL & FARM MACHINERY—(0.2)%
Toro Co.	(5,536)	(413,705)
APPAREL ACCESSORIES & LUXURY GOODS—(0.2)%
adidas AG	(3,028)	(572,541)
APPAREL RETAIL—(0.2)%
Urban Outfitters, Inc.*	(8,322)	(537,684)
APPLICATION SOFTWARE—(6.2)%
Aurora Innovation, Inc., Cl. A*	(132,827)	(696,014)
Blackbaud, Inc.*	(12,869)	(824,131)
Dynatrace Inc*	(40,983)	(2,072,510)
Fair Isaac Corp.*	(542)	(899,465)
Intuit, Inc.	(1,064)	(710,273)
Klaviyo, Inc., Cl. A*	(28,838)	(749,788)
Procore Technologies, Inc.*	(6,825)	(503,822)
Salesforce, Inc.	(9,979)	(2,598,631)
Samsara, Inc., Cl. A*	(39,883)	(1,602,100)
SoundHound AI, Inc., Cl. A*	(6,005)	(105,808)
Tyler Technologies, Inc.*	(3,371)	(1,605,472)
Workday, Inc., Cl. A*	(8,622)	(2,068,590)

		(14,436,604)
AUTOMOBILE MANUFACTURERS—(1.1)%
Fisker, Inc.(a),*	(55,316)	—
Ford Motor Co.	(121,265)	(1,592,209)
Lucid Group, Inc.*	(5,132)	(91,093)
Rivian Automotive, Inc. , Cl. A*	(76,751)	(1,041,511)

		(2,724,813)
AUTOMOTIVE PARTS & EQUIPMENT—(0.1)%
QuantumScape Corp., Cl. A*	(8,498)	(156,703)
BIOTECHNOLOGY—(1.0)%
Exact Sciences Corp.*	(19,050)	(1,232,345)
Soleno Therapeutics, Inc.*	(16,254)	(1,091,619)

		(2,323,964)
BROADLINE RETAIL—(0.2)%
Etsy, Inc.*	(7,177)	(444,974)
CASINOS & GAMING—(0.3)%
MGM Resorts International*	(23,982)	(768,143)
COMMODITY CHEMICALS—(0.1)%
PureCycle Technologies, Inc.*	(26,663)	(308,758)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—(35.2)% (CONT.)
CONSTRUCTION & ENGINEERING—(0.1)%
Ameresco, Inc., Cl.A*	(3,988)	$(157,606)
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—(0.4)%
Westinghouse Air Brake Technologies Corp.	(4,312)	(881,545)
CONSUMER STAPLES MERCHANDISE RETAIL—(0.8)%
Target Corp.	(20,208)	(1,873,686)
DATA CENTER—0.0%
Fermi, Inc.*	(3,603)	(94,435)
EDUCATION SERVICES—(0.2)%
Duolingo, Inc.*	(1,630)	(441,143)
ELECTRICAL COMPONENTS & EQUIPMENT—(0.9)%
Generac Holdings, Inc.*	(11,674)	(1,961,466)
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.0%
SmartRent, Inc.*	(11,841)	(16,459)
FERTILIZERS & AGRICULTURAL CHEMICALS—(0.6)%
CF Industries Holdings, Inc.	(17,186)	(1,431,422)
FOOD RETAIL—(0.6)%
Maplebear, Inc.*	(37,137)	(1,368,870)
FOOTWEAR—(0.4)%
NIKE, Inc., Cl.B	(14,013)	(905,100)
HEALTHCARE EQUIPMENT—(0.6)%
ResMed, Inc.	(5,532)	(1,365,740)
HEALTHCARE FACILITIES—(0.8)%
Universal Health Services, Inc., Cl. B	(4,347)	(943,343)
US Physical Therapy, Inc.	(10,034)	(865,633)

		(1,808,976)
HEALTHCARE SERVICES—(0.4)%
23andMe Holding Co., Cl. A*	(3,023)	(10,429)
DaVita, Inc.*	(3,315)	(394,551)
DocGo, Inc.*	(4,671)	(5,091)
Quest Diagnostics, Inc.	(2,349)	(413,307)

		(823,378)
HEALTHCARE TECHNOLOGY—0.0%
Simulations Plus, Inc.*	(3,173)	(54,512)
HOME IMPROVEMENT RETAIL—(0.4)%
Floor & Decor Holdings, Inc., Cl.A*	(13,086)	(817,613)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—(35.2)% (CONT.)
HOUSEHOLD PRODUCTS—(0.2)%
Church & Dwight Co., Inc.	(6,572)	$(576,299)
HUMAN RESOURCE & EMPLOYMENT SERVICES—(1.4)%
Paychex, Inc.	(12,813)	(1,499,505)
Paycom Software, Inc.	(8,045)	(1,505,139)

		(3,004,644)
HYPERMARKETS & SUPER CENTERS—(1.2)%
Costco Wholesale Corp.	(2,907)	(2,649,585)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(1.6)%
Desktop Metal Inc., Cl. A(a),*	(737)	—
Kadant, Inc.	(10,470)	(2,896,630)
Symbotic, Inc.*	(8,428)	(682,247)
Velo3D, Inc.*	(751)	(4,168)

		(3,583,045)
INTERACTIVE MEDIA & SERVICES—(0.3)%
Reddit, Inc., Cl. A*	(1,983)	(414,348)
Rumble, Inc.*	(45,875)	(314,703)
Trump Media & Technology Group Corp.*	(2,738)	(41,960)

		(771,011)
IT CONSULTING & OTHER SERVICES—(4.3)%
Accenture PLC, Cl. A	(12,338)	(3,085,734)
Capgemini SE	(13,238)	(2,036,606)
Grid Dynamics Holdings, Inc.*	(17,559)	(164,001)
Infosys, Ltd. ADR	(90,672)	(1,502,435)
International Business Machines Corp.	(9,735)	(2,992,636)

		(9,781,412)
LIFE SCIENCES TOOLS & SERVICES—(0.6)%
Illumina, Inc.*	(7,218)	(891,712)
Medpace Holdings, Inc.*	(707)	(413,531)

		(1,305,243)
MANAGED HEALTHCARE—(0.9)%
Elevance Health, Inc.	(6,374)	(2,021,833)
MOVIES & ENTERTAINMENT—(0.9)%
The Walt Disney Co.	(17,908)	(2,016,799)
OTHER SPECIALTY RETAIL—(0.3)%
Tractor Supply Co.	(12,423)	(672,209)
PACKAGED FOODS & MEATS—(0.3)%
Vital Farms, Inc.*	(19,731)	(648,163)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—(35.2)% (CONT.)
PROPERTY & CASUALTY INSURANCE—(0.2)%
Lemonade, Inc.*	(7,755)	$(465,920)
REAL ESTATE OPERATING COMPANIES—(0.1)%
Seritage Growth Properties, Cl.A*	(31,596)	(128,280)
REAL ESTATE SERVICES—0.0%
Opendoor Technologies, Inc.*	(1,450)	(11,267)
REGIONAL BANKS—(0.5)%
Atlantic Union Bankshares Corp.	(11,093)	(360,744)
Bank OZK	(2,663)	(119,808)
Eagle Bancorp, Inc.	(26,273)	(440,073)
Primis Financial Corp.	(18,675)	(203,277)

		(1,123,902)
RESTAURANTS—(2.2)%
Cava Group, Inc.*	(35,449)	(1,904,675)
Starbucks Corp.	(18,729)	(1,514,614)
Texas Roadhouse, Inc.	(5,258)	(860,104)
Yum! Brands, Inc.	(5,734)	(792,496)

		(5,071,889)
SEMICONDUCTORS—(0.6)%
indie Semiconductor, Inc., Cl. A*	(83,236)	(447,810)
Power Integrations, Inc.	(19,541)	(818,573)

		(1,266,383)
SYSTEMS SOFTWARE—(0.8)%
Fortinet, Inc.*	(10,126)	(875,190)
Zscaler, Inc.*	(2,478)	(820,565)

		(1,695,755)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.4)%
NetApp, Inc.	(7,900)	(930,462)
TRANSACTION & PAYMENT PROCESSING SERVICES—(1.2)%
Block, Inc.*	(11,565)	(878,246)
PayPal Holdings, Inc.*	(12,495)	(865,529)
Toast, Inc., Cl. A*	(24,809)	(896,597)

		(2,640,372)
WIRELESS TELECOMMUNICATION SERVICES—(0.9)%
T-Mobile US, Inc.	(9,501)	(1,995,685)
TOTAL COMMON STOCKS (Proceeds $82,703,434)		$(80,261,355)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short October 31, 2025  (Continued)

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUST—(0.1)%
OFFICE REITS—(0.1)%
Easterly Government Properties, Inc.	(12,496)	$(270,164)
Empire State Realty Trust, Inc.	(6,857)	(50,673)
Paramount Group, Inc.*	(8,876)	(58,049)

		(378,886)
TOTAL REAL ESTATE INVESTMENT TRUST (Proceeds $432,460)		$(378,886)
Total Securities Sold Short (Proceeds $83,135,894)		$(80,640,241)

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—100.4%
ARGENTINA—1.5%
AIRPORT SERVICES—1.5%
Corp. America Airports SA *	13,616	$ 301,731
(Cost $300,116)
BRAZIL—8.9%
AEROSPACE & DEFENSE—2.1%
Embraer SA ADR	6,184	398,744
BROADLINE RETAIL—3.0%
MercadoLibre, Inc. *	251	584,142
DIVERSIFIED BANKS—2.7%
NU Holdings, Ltd., Cl. A *	32,198	518,710
ENVIRONMENTAL & FACILITIES SERVICES—1.1%
Orizon Valorizacao de Residuos SA *	21,669	223,378

TOTAL BRAZIL (Cost $1,040,004)		1,724,974
CHINA—19.7%
BIOTECHNOLOGY—2.0%
BeOne Medicines, Ltd., Cl. H *	16,464	395,833
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.7%
Weichai Power Co., Ltd., Cl. H	154,138	318,495
INTERACTIVE MEDIA & SERVICES—8.7%
Tencent Holdings, Ltd.	20,805	1,689,944
PHARMACEUTICALS—1.3%
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Cl. H *	25,395	246,122
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.2%
NAURA Technology Group Co., Ltd., Cl. A	10,962	627,186
SEMICONDUCTORS—0.9%
Cambricon Technologies Corp., Ltd., Cl. A *	922	178,199
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.9%
Xiaomi Corp., Cl. B *	65,814	365,130

TOTAL CHINA (Cost $2,989,861)		3,820,909
GREECE—5.2%
CASINOS & GAMING—1.8%
OPAP SA	16,409	339,243
DIVERSIFIED BANKS—2.5%
National Bank of Greece SA	33,278	489,138
INDUSTRIAL CONGLOMERATES—0.9%
Metlen Energy & Metals PLC *	3,413	173,096

TOTAL GREECE (Cost $712,847)		1,001,477
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—100.4% (CONT.)
HUNGARY—2.5%
DIVERSIFIED BANKS—2.5%
OTP Bank Nyrt	5,015	$ 478,709
(Cost $431,911)
INDIA—13.2%
AEROSPACE & DEFENSE—3.0%
Bharat Electronics, Ltd.	120,728	578,917
CONSUMER FINANCE—1.9%
Bajaj Finance, Ltd.	31,670	371,952
DIVERSIFIED BANKS—2.3%
ICICI Bank, Ltd. ADR	14,604	442,501
HEALTHCARE FACILITIES—2.0%
Max Healthcare Institute, Ltd.	30,410	393,197
MOTORCYCLE MANUFACTURERS—2.1%
TVS Motor Co., Ltd.	10,384	410,114
REAL ESTATE DEVELOPMENT—1.9%
Godrej Properties, Ltd. *	13,997	360,396

TOTAL INDIA (Cost $1,929,215)		2,557,077
INDONESIA—1.9%
DIVERSIFIED BANKS—1.9%
PT Bank Central Asia Tbk	736,002	376,827
(Cost $450,916)
MEXICO—3.8%
CONSUMER FINANCE—2.1%
Gentera SAB de CV	171,019	405,674
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.7%
Arca Continental SAB de CV	35,135	339,993

TOTAL MEXICO (Cost $812,225)		745,667
PERU—2.0%
DIVERSIFIED BANKS—2.0%
Credicorp Ltd.	1,504	392,544
(Cost $393,184)
PHILIPPINES—2.2%
MARINE PORTS & SERVICES—2.2%
International Container Terminal Services, Inc.	48,285	435,501
(Cost $216,030)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—100.4% (CONT.)
SAUDI ARABIA—1.2%
IT CONSULTING & OTHER SERVICES—1.2%
Elm Co.	941	$ 238,053
(Cost $284,070)
SINGAPORE—3.5%
BROADLINE RETAIL—1.8%
Sea Ltd. , Cl. A ADR*	2,245	350,781
HOTELS RESORTS & CRUISE LINES—1.7%
Trip.com Group Ltd. ADR	4,700	332,055

TOTAL SINGAPORE (Cost $535,986)		682,836
SOUTH AFRICA—1.4%
FOOD RETAIL—1.4%
Shoprite Holdings, Ltd.	15,993	267,510
(Cost $260,643)
SOUTH KOREA—11.4%
HEAVY ELECTRICAL EQUIPMENT—2.6%
HD Hyundai Electric Co., Ltd.	837	508,516
INVESTMENT BANKING & BROKERAGE—1.5%
Samsung Securities Co., Ltd.	5,397	292,095
LIFE SCIENCES TOOLS & SERVICES—1.1%
Samsung Biologics Co., Ltd. *	249	212,881
SEMICONDUCTORS—6.2%
SK hynix, Inc.	3,099	1,205,801

TOTAL SOUTH KOREA (Cost $1,334,021)		2,219,293
TAIWAN—14.3%
SEMICONDUCTORS—14.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	49,770	2,406,862
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,238	371,932

TOTAL TAIWAN (Cost $1,004,338)		2,778,794
UNITED ARAB EMIRATES—2.1%
DIVERSIFIED REAL ESTATE ACTIVITIES—2.1%
Aldar Properties PJSC	166,075	406,903
(Cost $228,884)
UNITED KINGDOM—1.0%
INTERACTIVE MEDIA & SERVICES—1.0%
Baltic Classifieds Group PLC	49,214	190,725
(Cost $211,043)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—100.4% (CONT.)
UNITED STATES—4.6%
CONSUMER STAPLES MERCHANDISE RETAIL—2.5%
PriceSmart, Inc.	4,148	$ 476,771
EDUCATION SERVICES—2.1%
Laureate Education, Inc. *	14,362	416,929

TOTAL UNITED STATES (Cost $713,540)		893,700
TOTAL COMMON STOCKS (Cost $13,848,834)		19,513,230
PREFERRED STOCKS—0.0%
INDIA—0.0%
MOTORCYCLE MANUFACTURERS—0.0%
TVS Motor Co., Ltd.*	41,536	4,679
(Cost $0)		4,679

Total Investments (Cost $13,848,834)	100.4%	$19,517,909
Unaffiliated Securities (Cost $13,848,834)		19,517,909
Liabilities in Excess of Other Assets	(0.4)%	(82,616)
NET ASSETS	100.0%	$19,435,293

ADR	American Depositary Receipts

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments October 31, 2025

	SHARES	VALUE
COMMON STOCKS—94.8%
APPLICATION SOFTWARE—7.6%
Adobe, Inc.*	3,921	$ 1,334,356
AppLovin Corp., Cl. A*	7,785	4,961,614
Autodesk, Inc.*	2,105	634,321
Intuit, Inc.	757	505,335
Salesforce, Inc.	3,137	816,906

		8,252,532
AUTOMOBILE MANUFACTURERS—2.2%
Tesla, Inc.*	5,192	2,370,460
BIOTECHNOLOGY—1.6%
AbbVie, Inc.	2,597	566,250
BioNTech SE ADR*	1,407	146,201
Vertex Pharmaceuticals, Inc.*	2,424	1,031,582

		1,744,033
BROADLINE RETAIL—8.5%
Amazon.com, Inc.*	32,573	7,954,978
MercadoLibre, Inc.*	530	1,233,448

		9,188,426
DIVERSIFIED SUPPORT SERVICES—0.4%
Cintas Corp.	2,418	443,147
ELECTRIC UTILITIES—1.4%
Constellation Energy Corp.	2,754	1,038,258
NextEra Energy, Inc.	6,003	488,644

		1,526,902
ELECTRICAL COMPONENTS & EQUIPMENT—3.2%
Eaton Corp. PLC	1,531	584,168
NEXTracker, Inc., Cl. A*	5,997	607,016
Vertiv Holdings Co., Cl. A	11,811	2,277,870

		3,469,054
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.0%
Itron, Inc.*	6,774	679,635
Trimble, Inc.*	4,998	398,591

		1,078,226
ELECTRONIC MANUFACTURING SERVICES—1.8%
Flex, Ltd.*	30,759	1,923,053
ENVIRONMENTAL & FACILITIES SERVICES—0.8%
Tetra Tech, Inc.	12,192	389,900
Veralto Corp.	5,192	512,347

		902,247
FINANCIAL EXCHANGES & DATA—1.2%
S&P Global, Inc.	2,728	1,329,109
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—94.8% (CONT.)
HEALTHCARE EQUIPMENT—0.5%
Intuitive Surgical, Inc.*	1,042	$ 556,720
HEAVY ELECTRICAL EQUIPMENT—0.9%
GE Vernova, Inc.	1,667	975,428
HOME IMPROVEMENT RETAIL—1.2%
The Home Depot, Inc.	3,499	1,328,185
HOUSEHOLD PRODUCTS—0.7%
The Procter & Gamble Co.	4,791	720,423
INDUSTRIAL GASES—0.2%
Air Products & Chemicals, Inc.	950	230,460
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.5%
Xylem, Inc.	3,430	517,415
INTERACTIVE HOME ENTERTAINMENT—0.4%
Take-Two Interactive Software, Inc.*	1,703	436,598
INTERACTIVE MEDIA & SERVICES—6.9%
Alphabet, Inc., Cl. A	15,133	4,255,248
Alphabet, Inc., Cl. C	8,270	2,330,651
Pinterest, Inc., Cl. A*	27,087	896,580

		7,482,479
INVESTMENT BANKING & BROKERAGE—1.3%
Morgan Stanley	8,707	1,427,948
IT CONSULTING & OTHER SERVICES—0.4%
Accenture PLC, Cl. A	1,581	395,408
LIFE SCIENCES TOOLS & SERVICES—0.5%
Agilent Technologies, Inc.	3,816	558,510
MOVIES & ENTERTAINMENT—3.4%
Netflix, Inc.*	2,150	2,405,549
Spotify Technology SA*	1,927	1,262,802

		3,668,351
PHARMACEUTICALS—0.9%
Merck & Co., Inc.	5,862	504,015
Zoetis, Inc.	3,189	459,503

		963,518
RAIL TRANSPORTATION—0.4%
Union Pacific Corp.	1,785	393,360
SEMICONDUCTOR MATERIALS & EQUIPMENT—3.8%
ASML Holding NV ADR	1,358	1,438,434
Lam Research Corp.	16,927	2,665,326

		4,103,760
SEMICONDUCTORS—19.0%
Broadcom, Inc.	3,866	1,428,989
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
COMMON STOCKS—94.8% (CONT.)
SEMICONDUCTORS—19.0% (CONT.)
First Solar, Inc.*	2,214	$ 591,005
NVIDIA Corp.	80,269	16,253,670
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,602	2,283,869

		20,557,533
SPECIALTY CHEMICALS—0.4%
Ecolab, Inc.	1,645	421,778
SYSTEMS SOFTWARE—12.8%
Microsoft Corp.	25,353	13,128,037
Oracle Corp.	2,667	700,381

		13,828,418
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.2%
Apple, Inc.	25,563	6,911,468
Western Digital Corp.	5,537	831,713

		7,743,181
TRANSACTION & PAYMENT PROCESSING SERVICES—3.7%
Visa, Inc., Cl. A	11,635	3,964,510
TOTAL COMMON STOCKS (Cost $22,815,983)		102,501,172
PREFERRED STOCKS—0.4%
APPLICATION SOFTWARE—0.4%
Databricks, Inc., Series K(a),*,@	2,612	391,800
TOTAL PREFERRED STOCKS (Cost $391,800)		391,800
REAL ESTATE INVESTMENT TRUST—1.2%
DATA CENTER—0.6%
Equinix, Inc.	810	685,268
INDUSTRIAL—0.6%
Prologis, Inc.	5,206	646,012
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $779,907)		1,331,280
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments October 31, 2025  (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—4.0%
MONEY MARKET FUNDS—4.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.95%(b)	4,317,544	$ 4,317,544
(Cost $4,317,544)		4,317,544

Total Investments (Cost $28,305,234)	100.4%	$108,541,796
Unaffiliated Securities (Cost $28,305,234)		108,541,796
Liabilities in Excess of Other Assets	(0.4)%	(396,824)
NET ASSETS	100.0%	$108,144,972

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of October 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 10/31/2025
Databricks, Inc., Series K	9/8/25	$391,800	$391,800	0.4%
Total		$391,800	$391,800	0.4%
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities October 31, 2025

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$5,003,589,661	$209,420,115
Investments in affiliated securities, at value (Identified cost below)** see accompanying schedules of investments	5,011,295	619,786
Cash	81	—
Cash collateral held for short sales and derivatives	110,112,120	89,600,827
Receivable for investment securities sold	86,590,670	19,338,665
Receivable for shares of beneficial interest sold	1,798,311	18,034
Dividends and interest receivable	183,900	154,877
Receivable from Investment Manager	354,109	—
Prepaid expenses	172	224
Total Assets	5,207,640,319	319,152,528
LIABILITIES:
Payable for investment securities purchased	45,421,932	2,603,954
Payable for shares of beneficial interest redeemed	5,629,926	284,507
Securities sold short, at value‡	433,704,043	80,640,241
Unrealized loss on OTC contracts for difference	—	242,273
Due to broker	146,375,654	—
Bank overdraft	—	6,353,326
Accrued investment advisory fees	3,051,161	232,407
Accrued distribution fees — Note 3	538,182	14,198
Accrued shareholder administrative fees	48,024	2,176
Accrued administrative fees	103,935	5,326
Accrued transfer agent fees	348,066	11,454
Accrued professional fees	265,221	43,255
Dividends payable	245,809	48,175
Accrued fund accounting fees	148,389	6,769
Accrued printing fees	102,970	13,468
Accrued custodian fees	28,822	6,815
Accrued trustee fees	21,064	1,096
Accrued other expenses	79,604	2,127
Total Liabilities	636,112,802	90,511,567
NET ASSETS	$4,571,527,517	$228,640,961
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	1,242,793,862	207,645,641
Distributable earnings	3,328,733,655	20,995,320
NET ASSETS	$4,571,527,517	$228,640,961
* Identified cost	$1,880,985,609 (a)	$166,716,908 (b)
** Identified cost	$11,925,000 (a)	$1,475,000 (b)
‡ Proceeds received on short sales	$438,812,870	$83,135,894

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
NET ASSETS BY CLASS:
Class A	$1,718,315,269	$35,355,935
Class C	$184,864,017	$7,804,283
Class I	$139,485,492	$—
Class Y	$42,248,214	$—
Class Z	$2,486,614,525	$185,480,743
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class A	44,672,830	1,569,048
Class C	6,188,353	397,415
Class I	3,555,478	—
Class Y	1,011,062	—
Class Z	59,792,157	7,834,575
NET ASSET VALUE PER SHARE:
Class A	$38.46	$22.53
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$40.59	$23.78
Class C	$29.87	$19.64
Class I	$39.23	$—
Class Y	$41.79	$—
Class Z	$41.59	$23.67

(a)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,951,022,208, amounted to $3,062,536,227, which consisted of aggregate gross unrealized appreciation of
$3,164,655,134, and aggregate gross unrealized depreciation of $102,118,907.

(b)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $173,551,175, amounted to $38,932,345, which consisted of aggregate gross unrealized appreciation of
$50,909,193, and aggregate gross unrealized depreciation of $11,976,848.

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
ASSETS:
Investments in unaffiliated securities, at value (Identified cost below)* see accompanying schedules of investments	$19,517,909	$108,541,796
Cash	—	6
Receivable for investment securities sold	472,427	—
Receivable for shares of beneficial interest sold	30,157	15,282
Dividends and interest receivable	1,411	38,387
Prepaid expenses	22	108
Total Assets	20,021,926	108,595,579
LIABILITIES:
Payable for investment securities purchased	131,696	—
Payable for shares of beneficial interest redeemed	891	304,214
Bank overdraft	308,675	—
Accrued investment advisory fees	28,280	64,682
Accrued distribution fees — Note 3	1,611	14,553
Accrued shareholder administrative fees	194	1,206
Accrued administrative fees	447	2,426
Accrued transfer agent fees	1,975	14,281
Accrued professional fees	30,659	31,595
Accrued fund accounting fees	13,315	11,660
Accrued printing fees	2,556	3,191
Accrued custodian fees	3,015	1,055
Accrued trustee fees	91	475
Foreign capital gain tax payable	62,540	—
Accrued other expenses	688	1,269
Total Liabilities	586,633	450,607
NET ASSETS	$19,435,293	$108,144,972
NET ASSETS CONSIST OF:
Paid in capital (par value of $.001 per share)	25,935,339	20,348,756
Distributable earnings (Distributions in excess of earnings)	(6,500,046)	87,796,216
NET ASSETS	$19,435,293	$108,144,972
* Identified cost	$13,848,834 (c)	$28,305,234 (d)

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Assets and Liabilities October 31, 2025  (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
NET ASSETS BY CLASS:
Class A	$5,365,218	$59,698,045
Class C	$551,520	$1,479,274
Class I	$281,500	$5,985,625
Class Z	$13,237,055	$40,982,028
SHARES OF BENEFICIAL INTEREST OUTSTANDING — Note 7:
Class A	408,424	2,636,960
Class C	45,628	80,607
Class I	21,543	265,160
Class Z	981,506	1,737,360
NET ASSET VALUE PER SHARE:
Class A	$13.14	$22.64
Class A - Offering Price Per Share (includes a 5.25% sales charge)	$13.87	$23.89
Class C	$12.09	$18.35
Class I	$13.07	$22.57
Class Z	$13.49	$23.59

(c)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,924,957, amounted to $5,544,121, which consisted of aggregate gross unrealized appreciation of $6,053,423, and aggregate gross unrealized depreciation of $509,302.

(d)
At October 31, 2025, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $28,315,233, amounted to $80,225,296, which consisted of aggregate gross unrealized appreciation of
$80,414,084, and aggregate gross unrealized depreciation of $188,788.

See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the year ended October 31, 2025

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$10,427,145	$611,680
Interest	65,382	1,293,852
Borrowing income on short sales	—	2,185,634
Total Income	10,492,527	4,091,166
EXPENSES:
Investment advisory fees — Note 3	31,352,077	2,509,108
Distribution fees — Note 3
Class A	3,549,586	88,354
Class C	1,685,944	78,908
Class I	304,795	—
Shareholder administrative fees — Note 3	482,269	23,719
Administration fees — Note 3	1,042,307	57,500
Borrowing fees on short sales — Note 2	6,885,119	—
Dividends on securities sold short — Note 2	4,075,338	693,045
Transfer agent fees — Note 3	1,361,429	51,435
Professional fees	585,473	62,155
Fund accounting fees — Note 3	464,814	31,722
Registration fees	297,910	52,415
Trustee fees — Note 3	256,155	14,328
Printing fees	200,674	26,451
Custodian fees	109,417	20,620
Interest expense — Note 3	4,481	6,605
Other expenses	367,114	14,401
Total Expenses	53,024,902	3,730,766
Less, expense reimbursements/waivers — Note 3	(983,608)	—
Net Expenses	52,041,294	3,730,766
NET INVESTMENT INCOME (LOSS)	(41,548,767)	360,400
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	371,938,564	41,018,687
Net realized gain on affiliated investments	1,552,381	—
Net realized gain on in-kind transactions	122,428,088	—
Net realized (loss) on foreign currency transactions	(66,479)	(21,522)
Net realized (loss) on short sales	(33,650,150)	(10,609,181)
Net realized (loss) on OTC contracts for difference	—	(1,954,017)
Net realized gain on written options	100,264	309,263
Net realized gain on investments and foreign currency	462,302,668	28,743,230
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger Spectra Fund	Alger Dynamic Opportunities Fund
Net change in unrealized appreciation on unaffiliated investments	$1,143,003,850	$6,526,803
Net change in unrealized (depreciation) on affiliated investments	(5,350,576)	(661,871)
Net change in unrealized appreciation on foreign currency	3,308	2,625
Net change in unrealized appreciation (depreciation) on short sales	8,237,886	(4,570,032)
Net change in unrealized (depreciation) on OTC contracts for difference	—	(822,421)
Net change in unrealized appreciation on investments and foreign currency	1,145,894,468	475,104
Net realized and unrealized gain on investments and foreign currency	1,608,197,136	29,218,334
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,566,648,369	$29,578,734
* Foreign withholding taxes	$437,902	$12,113
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
INCOME:
Dividends (net of foreign withholding taxes*)	$240,873	$551,806
Interest	12,525	20,627
Total Income	253,398	572,433
EXPENSES:
Investment advisory fees — Note 3	131,772	655,672
Distribution fees — Note 3
Class A	11,363	123,893
Class C	5,312	14,940
Class I	682	12,963
Shareholder administrative fees — Note 3	2,087	12,553
Administration fees — Note 3	4,832	25,396
Transfer agent fees — Note 3	7,778	50,853
Professional fees	36,217	45,188
Fund accounting fees — Note 3	34,800	33,446
Registration fees	54,934	46,544
Trustee fees — Note 3	1,192	6,268
Printing fees	7,073	7,448
Custodian fees	13,947	3,554
Interest expense — Note 3	148	3,935
Other expenses	10,566	10,428
Total Expenses	322,703	1,053,081
Less, expense reimbursements/waivers — Note 3	(114,949)	(82,915)
Net Expenses	207,754	970,166
NET INVESTMENT INCOME (LOSS)	45,644	(397,733)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on unaffiliated investments	817,277	8,807,276
Net realized gain on in-kind transactions	—	3,060,473
Net realized (loss) on foreign currency transactions	(20,697)	—
Net realized gain on investments and foreign currency	796,580	11,867,749
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Operations for the year ended October 31, 2025  (Continued)

	Alger Emerging Markets Fund	Alger Responsible Investing Fund
Net change in unrealized appreciation on unaffiliated investments	$2,308,875 (a)	$12,987,033
Net change in unrealized (depreciation) on foreign currency	(109)	—
Net change in unrealized appreciation on investments and foreign currency	2,308,766	12,987,033
Net realized and unrealized gain on investments and foreign currency	3,105,346	24,854,782
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,150,990	$24,457,049
* Foreign withholding taxes	$27,674	$5,604

(a)	Includes net change in unrealized depreciation of net foreign capital gains taxes of $39,783.
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets

	Alger Spectra Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(41,548,767)	$(25,128,561)
Net realized gain on investments and foreign currency	462,302,668	326,799,755
Net change in unrealized appreciation on investments and foreign currency	1,145,894,468	1,084,868,877
Net increase in net assets resulting from operations	1,566,648,369	1,386,540,071
Dividends and distributions to shareholders:
Class A	(85,464,142)	—
Class C	(13,611,000)	—
Class I	(8,081,615)	—
Class Y	(1,260,346)	—
Class Z	(114,308,799)	—
Total dividends and distributions to shareholders	(222,725,902)	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	(60,551,831)	(135,492,604)
Class C	(35,733,120)	(85,085,682)
Class I	(25,865,909)	(35,227,656)
Class Y	9,285,835	(40,361,702)
Class Z	(118,291,764)	(325,849,376)
Net decrease from shares of beneficial interest transactions — Note 7	(231,156,789)	(622,017,020)
Total increase	1,112,765,678	764,523,051
Net Assets:
Beginning of period	3,458,761,839	2,694,238,788
END OF PERIOD	$4,571,527,517	$3,458,761,839
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets  (Continued)

	Alger Dynamic Opportunities Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment income	$360,400	$446,757
Net realized gain on investments and foreign currency	28,743,230	37,308,512
Net change in unrealized appreciation on investments and foreign currency	475,104	22,750,155
Net increase in net assets resulting from operations	29,578,734	60,505,424
Dividends and distributions to shareholders:
Class A	—	—
Class C	—	—
Class Z	—	—
Total dividends and distributions to shareholders	—	—
Increase (decrease) from shares of beneficial interest transactions:
Class A	(5,031,730)	(11,924,315)
Class C	(965,554)	(3,399,967)
Class Z	4,302,301	(99,190,171)
Net decrease from shares of beneficial interest transactions — Note 7	(1,694,983)	(114,514,453)
Total increase (decrease)	27,883,751	(54,009,029)
Net Assets:
Beginning of period	200,757,210	254,766,239
END OF PERIOD	$228,640,961	$200,757,210
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets  (Continued)

	Alger Emerging Markets Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment income	$45,644	$166,565
Net realized gain on investments and foreign currency	796,580	1,702,982
Net change in unrealized appreciation on investments and foreign currency	2,308,766	2,558,870
Net increase in net assets resulting from operations	3,150,990	4,428,417
Dividends and distributions to shareholders:
Class A	(18,784)	—
Class C	—	—
Class I	(886)	—
Class Z	(78,641)	(25,975)
Total dividends and distributions to shareholders	(98,311)	(25,975)
Increase (decrease) from shares of beneficial interest transactions:
Class A	252,088	378,847
Class C	(111,424)	(774,955)
Class I	(86,197)	(853,436)
Class Z	(2,524,742)	(3,719,484)
Net decrease from shares of beneficial interest transactions — Note 7	(2,470,275)	(4,969,028)
Total increase (decrease)	582,404	(566,586)
Net Assets:
Beginning of period	18,852,889	19,419,475
END OF PERIOD	$19,435,293	$18,852,889
See Notes to Financial Statements.

THE ALGER FUNDS II
Statements of Changes in Net Assets  (Continued)

	Alger Responsible Investing Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Net investment (loss)	$(397,733)	$(274,539)
Net realized gain on investments and foreign currency	11,867,749	4,300,688
Net change in unrealized appreciation on investments and foreign currency	12,987,033	24,377,437
Net increase in net assets resulting from operations	24,457,049	28,403,586
Dividends and distributions to shareholders:
Class A	(2,159,537)	(1,279,377)
Class C	(86,378)	(68,558)
Class I	(232,716)	(137,615)
Class Z	(1,533,008)	(951,113)
Total dividends and distributions to shareholders	(4,011,639)	(2,436,663)
Increase (decrease) from shares of beneficial interest transactions:
Class A	(716,135)	(4,200,273)
Class C	(462,280)	(745,673)
Class I	(275,489)	(750,991)
Class Z	(5,921,599)	170,988
Net decrease from shares of beneficial interest transactions — Note 7	(7,375,503)	(5,525,949)
Total increase	13,069,907	20,440,974
Net Assets:
Beginning of period	95,075,065	74,634,091
END OF PERIOD	$108,144,972	$95,075,065
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Spectra Fund	Class A
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$27.48	$17.67	$15.83	$35.36	$28.24
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.38)	(0.22)	(0.14)	(0.17)	(0.31)
Net realized and unrealized gain (loss) on investments	13.21	10.03	2.37	(10.93)	10.14
Total from investment operations	12.83	9.81	2.23	(11.10)	9.83
Distributions from net realized gains	(1.85)	—	(0.39)	(8.43)	(2.71)
Net asset value, end of period	$38.46	$27.48	$17.67	$15.83	$35.36
Total return(b)	48.79%	55.61%	14.56%	(39.87) %	36.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,718,315	$1,283,587	$923,332	$957,092	$1,985,099
Ratio of net expenses to average net assets	1.53%(c)	1.52%(d)	1.50%(e)	1.51%(f)	1.39%(g)
Ratio of net investment loss to average net assets	(1.26) %	(0.92) %	(0.83) %	(0.82) %	(0.98) %
Portfolio turnover rate	51.13%	49.26%	59.63%	216.84%	108.48%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Includes 0.29% related to dividend expense on short positions and interest expense for the period ended 10/31/25.
(d)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(e)	Includes 0.22% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(f)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(g)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Spectra Fund	Class C
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$21.86	$14.15	$12.86	$30.60	$24.94
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.48)	(0.31)	(0.22)	(0.27)	(0.47)
Net realized and unrealized gain (loss) on investments	10.34	8.02	1.90	(9.04)	8.84
Total from investment operations	9.86	7.71	1.68	(9.31)	8.37
Distributions from net realized gains	(1.85)	—	(0.39)	(8.43)	(2.71)
Net asset value, end of period	$29.87	$21.86	$14.15	$12.86	$30.60
Total return(b)	47.62%	54.49%	13.61%	(40.30) %	35.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$184,864	$168,020	$175,043	$243,462	$656,004
Ratio of net expenses to average net assets	2.30%(c)	2.25%(d)	2.29%(e)	2.27%(f)	2.16%(g)
Ratio of net investment loss to average net assets	(2.02) %	(1.63) %	(1.60) %	(1.59) %	(1.73) %
Portfolio turnover rate	51.13%	49.26%	59.63%	216.84%	108.48%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Includes 0.29% related to dividend expense on short positions and interest expense for the period ended 10/31/25.
(d)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(e)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(f)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(g)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Spectra Fund	Class I
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$27.99	$17.99	$16.11	$35.83	$28.59
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.39)	(0.21)	(0.14)	(0.17)	(0.30)
Net realized and unrealized gain (loss) on investments	13.48	10.21	2.41	(11.12)	10.25
Total from investment operations	13.09	10.00	2.27	(11.29)	9.95
Distributions from net realized gains	(1.85)	—	(0.39)	(8.43)	(2.71)
Net asset value, end of period	$39.23	$27.99	$17.99	$16.11	$35.83
Total return(b)	48.79%	55.59%	14.55%	(39.84) %	36.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$139,485	$123,754	$107,308	$156,048	$378,367
Ratio of net expenses to average net assets	1.54%(c)	1.50%(d)	1.50%(e)	1.49%(f)	1.40%(g)
Ratio of net investment loss to average net assets	(1.25) %	(0.89) %	(0.80) %	(0.83) %	(0.96) %
Portfolio turnover rate	51.13%	49.26%	59.63%	216.84%	108.48%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Includes 0.29% related to dividend expense on short positions and interest expense for the period ended 10/31/25.
(d)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(e)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(f)	Includes 0.33% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(g)	Includes 0.30% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Spectra Fund	Class Y
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$29.59	$18.95	$16.88	$36.99	$29.36
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.29)	(0.11)	(0.05)	(0.09)	(0.23)
Net realized and unrealized gain (loss) on investments	14.34	10.75	2.51	(11.59)	10.57
Total from investment operations	14.05	10.64	2.46	(11.68)	10.34
Distributions from net realized gains	(1.85)	—	(0.39)	(8.43)	(2.71)
Net asset value, end of period	$41.79	$29.59	$18.95	$16.88	$36.99
Total return(b)	49.43%	56.15%	15.02%	(39.60) %	37.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$42,248	$22,869	$46,214	$144,286	$252,167
Ratio of gross expenses to average net assets	1.22%(c)	1.20%(d)	1.18%(e)	1.20%(f)	1.09%(g)
Ratio of expense reimbursements to average net assets	(0.10) %	(0.07) %	(0.12) %	(0.07) %	—
Ratio of net expenses to average net assets	1.12%	1.13%	1.06%	1.13%	1.09%
Ratio of net investment loss to average net assets	(0.85) %	(0.46) %	(0.31) %	(0.43) %	(0.70) %
Portfolio turnover rate	51.13%	49.26%	59.63%	216.84%	108.48%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Includes 0.29% related to dividend expense on short positions and interest expense for the period ended 10/31/25.
(d)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(e)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(f)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(g)	Includes 0.31% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Spectra Fund	Class Z
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$29.48	$18.89	$16.84	$36.95	$29.32
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.30)	(0.15)	(0.08)	(0.12)	(0.22)
Net realized and unrealized gain (loss) on investments	14.26	10.74	2.52	(11.56)	10.56
Total from investment operations	13.96	10.59	2.44	(11.68)	10.34
Distributions from net realized gains	(1.85)	—	(0.39)	(8.43)	(2.71)
Net asset value, end of period	$41.59	$29.48	$18.89	$16.84	$36.95
Total return(b)	49.30%	56.06%	14.94%	(39.65) %	37.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$2,486,615	$1,860,533	$1,442,342	$1,987,024	$5,723,880
Ratio of gross expenses to average net assets	1.23%(c)	1.22%(d)	1.17%(e)	1.19%(f)	1.09%(g)
Ratio of expense reimbursements to average net assets	(0.05) %	(0.03) %	(0.01) %	—	—
Ratio of net expenses to average net assets	1.18%	1.19%	1.16%	1.19%	1.09%
Ratio of net investment loss to average net assets	(0.90) %	(0.58) %	(0.47) %	(0.53) %	(0.67) %
Portfolio turnover rate	51.13%	49.26%	59.63%	216.84%	108.48%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Includes 0.29% related to dividend expense on short positions and interest expense for the period ended 10/31/25.
(d)	Includes 0.27% related to dividend expense on short positions and interest expense for the period ended 10/31/24.
(e)	Includes 0.21% related to dividend expense on short positions and interest expense for the period ended 10/31/23.
(f)	Includes 0.34% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(g)	Includes 0.31% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Dynamic Opportunities Fund	Class A
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$19.61	$15.31	$16.19	$22.29	$18.32
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.01)	— (b)	(0.11)	(0.25)	(0.36)
Net realized and unrealized gain (loss) on investments	2.93	4.30	(0.77)	(4.77)	5.28
Total from investment operations	2.92	4.30	(0.88)	(5.02)	4.92
Distributions from net realized gains	—	—	—	(1.08)	(0.95)
Net asset value, end of period	$22.53	$19.61	$15.31	$16.19	$22.29
Total return(c)	14.99%	28.09%	(5.44) %	(23.17) %	27.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$35,356	$35,437	$37,893	$60,116	$103,684
Ratio of gross expenses to average net assets	2.00%(d)	2.07%(e)	2.05%(f)	2.77%(g)	2.52%(h)
Ratio of expense reimbursements to average net assets	—	—	—	(0.77) %	(0.52) %
Ratio of net expenses to average net assets	2.00%	2.07%	2.05%	2.00%	2.00%
Ratio of net investment loss to average net assets	(0.05) %	(0.01) %	(0.69) %	(1.45) %	(1.77) %
Portfolio turnover rate	376.53%	373.89%	350.56%	334.12%	161.76%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Amount was less than $0.005 per share.
(c)	Does not reflect the effect of sales charges, if applicable.
(d)	Includes 0.33% related to dividend expense on short positions and excludes 1.05% related to interest income on short positions for the period ended 10/31/25.
(e)	Includes 0.32% related to dividend expense on short positions and excludes 0.70% related to interest income on short positions for the period ended 10/31/24.
(f)	Includes 0.36% related to dividend expense on short positions and excludes 0.44% related to interest income on short positions for the period ended 10/31/23.
(g)	Includes 1.09% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(h)	Includes 0.89% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Dynamic Opportunities Fund	Class C
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$17.22	$13.55	$14.44	$20.15	$16.77
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.15)	(0.12)	(0.21)	(0.34)	(0.47)
Net realized and unrealized gain (loss) on investments	2.57	3.79	(0.68)	(4.29)	4.80
Total from investment operations	2.42	3.67	(0.89)	(4.63)	4.33
Distributions from net realized gains	—	—	—	(1.08)	(0.95)
Net asset value, end of period	$19.64	$17.22	$13.55	$14.44	$20.15
Total return(b)	14.11%	27.09%	(6.16) %	(23.73) %	26.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$7,804	$7,674	$9,030	$12,462	$17,998
Ratio of gross expenses to average net assets	2.78%(c)	2.83%(d)	2.82%(e)	3.53%(f)	3.27%(g)
Ratio of expense reimbursements to average net assets	—	—	—	(0.78) %	(0.52) %
Ratio of net expenses to average net assets	2.78%	2.83%	2.82%	2.75%	2.75%
Ratio of net investment loss to average net assets	(0.81) %	(0.76) %	(1.45) %	(2.20) %	(2.52) %
Portfolio turnover rate	376.53%	373.89%	350.56%	334.12%	161.76%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Includes 0.33% related to dividend expense on short positions and excludes 1.05% related to interest income on short positions for the period ended 10/31/25.
(d)	Includes 0.32% related to dividend expense on short positions and excludes 0.70% related to interest income on short positions for the period ended 10/31/24.
(e)	Includes 0.36% related to dividend expense on short positions and excludes 0.44% related to interest income on short positions for the period ended 10/31/23.
(f)	Includes 1.09% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(g)	Includes 0.89% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Dynamic Opportunities Fund	Class Z
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$20.54	$15.99	$16.85	$23.09	$18.91
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.06	0.05	(0.07)	(0.22)	(0.33)
Net realized and unrealized gain (loss) on investments	3.07	4.50	(0.79)	(4.94)	5.46
Total from investment operations	3.13	4.55	(0.86)	(5.16)	5.13
Distributions from net realized gains	—	—	—	(1.08)	(0.95)
Net asset value, end of period	$23.67	$20.54	$15.99	$16.85	$23.09
Total return(b)	15.34%	28.54%	(5.16) %	(22.97) %	28.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$185,481	$157,646	$207,844	$403,338	$852,387
Ratio of gross expenses to average net assets	1.69%(c)	1.75%(d)	1.73%(e)	2.45%(f)	2.20%(g)
Ratio of expense reimbursements to average net assets	—	—	—	(0.70) %	(0.45) %
Ratio of net expenses to average net assets	1.69%	1.75%	1.73%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets	0.27%	0.28%	(0.39) %	(1.22) %	(1.52) %
Portfolio turnover rate	376.53%	373.89%	350.56%	334.12%	161.76%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
(c)	Includes 0.33% related to dividend expense on short positions and excludes 1.05% related to interest income on short positions for the period ended 10/31/25.
(d)	Includes 0.32% related to dividend expense on short positions and excludes 0.66% related to interest income on short positions for the period ended 10/31/24.
(e)	Includes 0.36% related to dividend expense on short positions and excludes 0.42% related to interest income on short positions for the period ended 10/31/23.
(f)	Includes 1.11% related to dividend expense on short positions and interest expense for the period ended 10/31/22.
(g)	Includes 0.88% related to dividend expense on short positions and interest expense for the period ended 10/31/21.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Emerging Markets Fund	Class A
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$11.05	$8.94	$8.41	$14.13	$11.71
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	0.04	(0.01)	(0.03)	(0.09)
Net realized and unrealized gain (loss) on investments	2.15	2.07	0.54	(5.42)	2.51
Total from investment operations	2.14	2.11	0.53	(5.45)	2.42
Dividends from net investment income	(0.05)	—	—	— (b)	—
Distributions from net realized gains	—	—	—	(0.27)	—
Net asset value, end of period	$13.14	$11.05	$8.94	$8.41	$14.13
Total return(c)	19.42%	23.60%	6.30%	(39.27) %	20.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$5,365	$4,289	$3,154	$3,375	$6,331
Ratio of gross expenses to average net assets	2.05%	2.35%	2.11%	1.80%	1.65%
Ratio of expense reimbursements to average net assets	(0.50) %	(0.77) %	(0.54) %	(0.25) %	(0.10) %
Ratio of net expenses to average net assets	1.55%	1.58%	1.57%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets	(0.10) %	0.42%	(0.11) %	(0.30) %	(0.60) %
Portfolio turnover rate	52.39%	111.97%	109.60%	112.35%	83.30%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Amount was less than $0.005 per share.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Emerging Markets Fund	Class C
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$10.20	$8.32	$7.89	$13.36	$11.16
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.09)	(0.04)	(0.07)	(0.11)	(0.18)
Net realized and unrealized gain (loss) on investments	1.98	1.92	0.50	(5.09)	2.38
Total from investment operations	1.89	1.88	0.43	(5.20)	2.20
Distributions from net realized gains	—	—	—	(0.27)	—
Net asset value, end of period	$12.09	$10.20	$8.32	$7.89	$13.36
Total return(b)	18.53%	22.60%	5.45%	(39.68) %	19.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$552	$587	$1,145	$1,369	$3,016
Ratio of gross expenses to average net assets	2.85%	2.98%	2.90%	2.57%	2.45%
Ratio of expense reimbursements to average net assets	(0.55) %	(0.65) %	(0.58) %	(0.27) %	(0.15) %
Ratio of net expenses to average net assets	2.30%	2.33%	2.32%	2.30%	2.30%
Ratio of net investment loss to average net assets	(0.89) %	(0.38) %	(0.86) %	(1.05) %	(1.35) %
Portfolio turnover rate	52.39%	111.97%	109.60%	112.35%	83.30%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Emerging Markets Fund	Class I
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$10.97	$8.87	$8.33	$14.00	$11.59
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	— (b)	0.05	— (b)	(0.02)	(0.07)
Net realized and unrealized gain (loss) on investments	2.13	2.05	0.54	(5.37)	2.48
Total from investment operations	2.13	2.10	0.54	(5.39)	2.41
Dividends from net investment income	(0.03)	—	—	(0.01)	—
Distributions from net realized gains	—	—	—	(0.27)	—
Net asset value, end of period	$13.07	$10.97	$8.87	$8.33	$14.00
Total return(c)	19.50%	23.68%	6.48%	(39.22) %	20.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$282	$322	$1,048	$1,538	$1,968
Ratio of gross expenses to average net assets	2.09%	2.18%	2.05%	1.77%	1.66%
Ratio of expense reimbursements to average net assets	(0.64) %	(0.69) %	(0.58) %	(0.32) %	(0.22) %
Ratio of net expenses to average net assets	1.45%	1.49%	1.47%	1.45%	1.44%
Ratio of net investment income (loss) to average net assets	(0.03) %	0.47%	(0.01) %	(0.14) %	(0.53) %
Portfolio turnover rate	52.39%	111.97%	109.60%	112.35%	83.30%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Amount was less than $0.005 per share.
(c)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Emerging Markets Fund	Class Z
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$11.30	$9.11	$8.52	$14.29	$11.78
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.11	0.04	0.03	(0.01)
Net realized and unrealized gain (loss) on investments	2.21	2.10	0.55	(5.47)	2.52
Total from investment operations	2.26	2.21	0.59	(5.44)	2.51
Dividends from net investment income	(0.07)	(0.02)	—	(0.06)	—
Distributions from net realized gains	—	—	—	(0.27)	—
Net asset value, end of period	$13.49	$11.30	$9.11	$8.52	$14.29
Total return(b)	20.12%	24.23%	6.92%	(38.93) %	21.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$13,237	$13,654	$14,072	$20,200	$35,357
Ratio of gross expenses to average net assets	1.71%	1.97%	1.72%	1.44%	1.34%
Ratio of expense reimbursements to average net assets	(0.72) %	(0.96) %	(0.71) %	(0.45) %	(0.35) %
Ratio of net expenses to average net assets	0.99%	1.01%	1.01%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	0.45%	1.00%	0.46%	0.26%	(0.05) %
Portfolio turnover rate	52.39%	111.97%	109.60%	112.35%	83.30%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Responsible Investing Fund	Class A
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$18.09	$13.50	$11.55	$17.71	$13.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.09)	(0.06)	(0.04)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	5.44	5.09	2.08	(4.71)	5.23
Total from investment operations	5.35	5.03	2.04	(4.78)	5.15
Distributions from net realized gains	(0.80)	(0.44)	(0.09)	(1.38)	(1.04)
Net asset value, end of period	$22.64	$18.09	$13.50	$11.55	$17.71
Total return(b)	30.52%	37.96%	17.80%	(29.27) %	39.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$59,698	$49,113	$39,957	$35,237	$51,634
Ratio of gross expenses to average net assets	1.25%	1.31%	1.34%	1.36%	1.27%
Ratio of expense reimbursements to average net assets	(0.15) %	(0.16) %	—	—	—
Ratio of net expenses to average net assets	1.10%	1.15%	1.34%	1.36%	1.27%
Ratio of net investment loss to average net assets	(0.49) %	(0.35) %	(0.34) %	(0.53) %	(0.52) %
Portfolio turnover rate	8.97%	9.02%	7.98%	14.55%	11.07%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Responsible Investing Fund	Class C
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$14.94	$11.31	$9.76	$15.30	$11.95
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.21)	(0.17)	(0.12)	(0.15)	(0.17)
Net realized and unrealized gain (loss) on investments	4.42	4.24	1.76	(4.01)	4.56
Total from investment operations	4.21	4.07	1.64	(4.16)	4.39
Distributions from net realized gains	(0.80)	(0.44)	(0.09)	(1.38)	(1.04)
Net asset value, end of period	$18.35	$14.94	$11.31	$9.76	$15.30
Total return(b)	29.27%	36.79%	16.96%	(29.87) %	38.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,479	$1,659	$1,868	$2,709	$5,150
Ratio of net expenses to average net assets	2.03%	2.03%	2.12%	2.09%	2.03%
Ratio of net investment loss to average net assets	(1.40) %	(1.22) %	(1.11) %	(1.27) %	(1.27) %
Portfolio turnover rate	8.97%	9.02%	7.98%	14.55%	11.07%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Responsible Investing Fund	Class I
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$18.04	$13.46	$11.52	$17.67	$13.57
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)(a)	(0.09)	(0.06)	(0.04)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	5.42	5.08	2.07	(4.70)	5.22
Total from investment operations	5.33	5.02	2.03	(4.77)	5.14
Distributions from net realized gains	(0.80)	(0.44)	(0.09)	(1.38)	(1.04)
Net asset value, end of period	$22.57	$18.04	$13.46	$11.52	$17.67
Total return(b)	30.49%	38.00%	17.76%	(29.28) %	39.82%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$5,986	$5,154	$4,464	$4,538	$6,884
Ratio of gross expenses to average net assets	1.26%	1.32%	1.35%	1.35%	1.28%
Ratio of expense reimbursements to average net assets	(0.16) %	(0.17) %	—	—	—
Ratio of net expenses to average net assets	1.10%	1.15%	1.35%	1.35%	1.28%
Ratio of net investment loss to average net assets	(0.48) %	(0.36) %	(0.35) %	(0.53) %	(0.52) %
Portfolio turnover rate	8.97%	9.02%	7.98%	14.55%	11.07%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
Financial Highlights for a share outstanding throughout the period

Alger Responsible Investing Fund	Class Z
	Year Ended 10/31/2025	Year Ended 10/31/2024	Year Ended 10/31/2023	Year Ended 10/31/2022	Year Ended 10/31/2021
Net asset value, beginning of period	$18.79	$13.98	$11.91	$18.16	$13.87
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.06)	(0.03)	0.01	(0.02)	(0.03)
Net realized and unrealized gain (loss) on investments	5.66	5.28	2.15	(4.85)	5.36
Total from investment operations	5.60	5.25	2.16	(4.87)	5.33
Distributions from net realized gains	(0.80)	(0.44)	(0.09)	(1.38)	(1.04)
Net asset value, end of period	$23.59	$18.79	$13.98	$11.91	$18.16
Total return(b)	30.72%	38.24%	18.28%	(29.02) %	40.35%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$40,982	$39,149	$28,345	$23,001	$36,053
Ratio of gross expenses to average net assets	0.93%	0.99%	1.01%	1.02%	0.96%
Ratio of expense reimbursements to average net assets	—	(0.03) %	(0.06) %	(0.07) %	(0.02) %
Ratio of net expenses to average net assets	0.93%	0.96%	0.95%	0.95%	0.94%
Ratio of net investment income (loss) to average net assets	(0.31) %	(0.17) %	0.04%	(0.13) %	(0.20) %
Portfolio turnover rate	8.97%	9.02%	7.98%	14.55%	11.07%

(a)	Amount was computed based on average shares outstanding during the period.
(b)	Does not reflect the effect of sales charges, if applicable.
See Notes to Financial Statements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
Each Fund offers one or more of the following share classes: Class A, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares, Class Z shares and Class Y shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Z shares and Class Y shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser ("Alger Management" or the "Investment Manager"), as its valuation designee (the “Valuation Designee”) to make fair

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Contracts for difference ("CFDs") are privately negotiated in the over-the-counter market ("OTC CFDs"). OTC CFDs are valued at the last reported sale or official closing price on the primary market or exchange of the underlying asset or liability. In the absence of quoted sales, such securities are generally valued at the bid price, or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 9.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

valuations that would have been assigned by the Funds had there been an active market for such securities.
(b) Cash: Cash includes U.S. dollars, if applicable.
(c) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.
(d) Foreign Currency Transactions: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.  The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the accompanying Statements of Operations.
(e) Forward Foreign Exchange Contracts: Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency.
These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the base currency.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

(f) Short Sales: Securities sold short represent an obligation to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
A Fund pledges securities and/or other assets, which may include cash collateral from borrowing a security, to the broker-dealer as collateral. Proceeds received from short sales may be maintained by the broker-dealer as collateral or may be released to a Fund to purchase additional securities or for any other purpose. Proceeds maintained by the lender are included in Cash collateral held for short sales on the Statements of Assets and Liabilities. The net cost or income of selling securities short includes dividends paid on securities sold short, interest expense associated with borrowing securities, and interest income earned on collateral held by the broker-dealer. The net cost or income of selling securities short is disclosed on the Statements of Operations.

(g) Contracts for difference: OTC CFDs are derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as an equity security, a basket of equity securities, or the value of an index. With a short OTC CFD, a Fund is seeking to profit from falls in the market price of an asset. Changes in the fair value of OTC CFDs are recorded as unrealized gains and losses on the Statements of Assets and Liabilities. A Fund generally records a realized gain or loss on the expiration, termination or settlement of an OTC CFD.
(h) Option Contracts: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to reflect the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Certain Funds may also purchase put and call options. Such Funds pay a premium which is included in each Fund’s accompanying Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire unexercised are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.
(i) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Funds on the ex-dividend date. Dividends from net investment income, if available, and distributions from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned. Each share class is treated separately in determining the amount of dividends from net investment income payable to holders of its shares.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with U.S. federal income tax rules. Therefore, the source of a Fund’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions, or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at year-end and have no impact on the net asset values of the Funds and are designed to present each Fund’s capital accounts on a tax basis.
(j) Federal Income Taxes: It is each Fund’s policy to comply with the requirements of the U.S. Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Funds maintain such compliance, no U.S. federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance.
FASB Accounting Standards Codification 740 – Income Taxes (“ASC 740”) requires the Funds to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The Funds file income tax returns in the U.S. Federal jurisdiction, as well as the New York State and New York City jurisdictions. The statute of limitations on the Funds' tax returns remains open for the tax years 2021-2024.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Management does not believe there are any uncertain tax positions that require recognition of a tax liability.
(k) Allocation Methods: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund are allocated among the Fund’s classes based on relative net assets, with the exception of distribution fees, transfer agency fees, and shareholder servicing and related fees.
(l) Segment Reporting: During the year ended October 31, 2025, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses and, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance. The Principal Executive Officer of the Funds acts as the Funds' CODM. Each Fund represents a single operating segment. The CODM monitors the operating results of each Fund, including each Fund's portfolio composition, total return, expense ratio, and changes in net assets. Each Fund's long-term strategic asset allocation is determined in accordance with the terms of each Fund's prospectus, based on a defined investment strategy which is executed by the Investment Manager.
(m) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates. All such estimates are of a normal recurring nature.
(n) Recent Accounting Pronouncement: In December 2023, FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Improvements to Income Tax Disclosures, to enhance income tax disclosures. The main provisions are the categorization and disclosure of income tax rates and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. At this time, Alger Management is currently evaluating the amendment’s impact to the Funds' financial statements.
NOTE 3 — Investment Advisory Fees and Other Transactions with Affiliates:

(a) Investment Advisory Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Investment Advisory Agreement with the Investment Manager, are payable monthly and computed based on the following annual

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

rates. The actual rate paid as a percentage of average daily net assets, for the year ended October 31, 2025, is set forth below under the heading “Actual Rate”:

	Tier 1	Tier 2	Tier 3	Tier 4	Tier 5	Actual Rate
Alger Spectra Fund(a),(b)	0.90%	0.75%	0.65%	0.55%	0.45%	0.83%
Alger Dynamic Opportunities Fund(c)	1.20	1.00	—	—	—	1.20
Alger Emerging Markets Fund(d)	0.75	—	—	—	—	0.75
Alger Responsible Investing Fund(c)	0.71	0.65	—	—	—	0.71

(a)
Tier 1 rate is paid on assets up to $2 billion, Tier 2 rate is paid on assets between $2 billion and $4 billion, Tier 3 rate is paid on assets between $4 billion and $6 billion, Tier 4 rate is paid on assets between $6 billion and $8 billion, and
Tier 5 rate is paid on assets in excess of $8 billion.

(b)
Alger Management has agreed to waive fees owed to it by, or to reimburse expenses of, the Fund in an amount corresponding to the total expense ratio borne by the Fund as an investor in any underlying Alger Management-
sponsored fund. This agreement will remain in effect for the life of any investment by the Fund in any Alger
Management-sponsored fund. For the year ended October 31, 2025, Alger Management waived $9,778 of such advisory fees. The "Actual Rate" shown above includes the impact of such waiver.

(c)	Tier 1 rate is paid on assets up to $1 billion and Tier 2 rate is paid on assets in excess of $1 billion.
(d)	Tier 1 rate is paid on all assets.
The sub-adviser to the Alger Dynamic Opportunities Fund, Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Alger Management, is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Alger Dynamic Opportunities Fund. The sub-advisory fee is equal to 70% of the net advisory fee paid by the Alger Dynamic Opportunities Fund to Alger Management with respect to the assets sub-advised by Weatherbie. For the year ended October 31, 2025, Alger Management paid a sub-advisory fee of $452,827 to Weatherbie.
The sub-adviser to the Alger Emerging Markets Fund, Redwood Investments, LLC ("Redwood"), an affiliate of Alger Management, is paid a sub-advisory fee from the advisory fee that Alger Management receives at no additional cost to the Alger Emerging Markets Fund. The sub-advisory fee is equal to 100% of the net advisory fee paid by the Alger Emerging Markets Fund to Alger Management with respect to the assets sub-advised by Redwood. For the year ended October 31, 2025, Alger Management paid a sub-advisory fee of $16,283 to Redwood.
Alger Management has contractually agreed to waive and/or reimburse other expenses and any applicable share class-specific expenses (excluding (i) for all Funds, acquired fund fees and expenses, interest, taxes, brokerage expenses, fees in connection with the ReFlow Fund, LLC liquidity program ("ReFlow", see Note 6), extraordinary expenses, and certain proxy expenses, (ii) for all Funds except Alger Emerging Markets Fund, custody fees, and (iii) for Alger Emerging Markets Fund and Alger Responsible Investing Fund, dividend expense on short sales and net borrowing costs, each to the extent applicable) through October 31, 2027 to the extent necessary to limit such expenses  to the rates

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

listed in the table below, based on average daily net assets. For the avoidance of doubt, this contractual agreement does not include advisory fees. On October 22, 2024, the Board approved exclusion of all costs related to the August 16, 2024 special meeting of shareholders from the expense reimbursement with Alger Management. Costs associated with this special meeting of shareholders can be found in Other expenses in the Statements of Operations.

	CLASS					FEES WAIVED / REIMBURSED FOR THE YEAR ENDED OCTOBER 31, 2025
	A	C	I	Y	Z
Alger Spectra Fund	— %	— %	— %	0.28%	0.34%	$983,608
Alger Dynamic Opportunities Fund	0.80	1.55	—	—	0.55	0
Alger Emerging Markets Fund	0.80	1.55	0.70	—	0.24	114,949
Alger Responsible Investing Fund	0.38	—	0.38	—	0.24	82,915

Alger Management may recoup any fees waived or expenses reimbursed pursuant to the contract; however, a Fund will only make repayments to the Investment Manager if such repayment does not cause a Fund’s expense ratio, after the repayment is taken into account, to exceed both (i) the expense cap in place at the time such amounts were waived or reimbursed, and (ii) a Fund’s current expense cap. Such recoupment is limited to two years from the date the amount is initially waived or reimbursed. For the year ended October 31, 2025, there were no recoupments made by any Fund.
In addition, effective April 3, 2025, Alger Management began voluntarily waiving fees owed to it by, or reimbursing expenses of, Alger Spectra Fund in an amount corresponding to the total expense ratio borne by the Alger Spectra Fund as an investor in any underlying Alger Management-sponsored fund.  For the year ended October 31, 2025, Alger Management voluntarily waived $9,778 of such fees.
(b) Administration Fees: Fees incurred by each Fund, pursuant to the provisions of the Trust's Fund Administration Agreement with the Investment Manager, are payable monthly and computed based on the average daily net assets of each Fund at the annual rate of 0.0275%.
(c) Distribution/Shareholder Servicing Fees:
Class A Shares: The Trust has adopted a Plan of Distribution pursuant to which Class A shares of each Fund pays Fred Alger & Company, LLC, each Fund's distributor (the “Distributor” or “Alger LLC”), a fee at the annual rate of 0.25% of  the respective average daily net assets of  the Class A shares of the designated Fund to compensate Alger LLC for its activities and expenses incurred in

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

distributing and/or administering the Class A shares and/or shareholder servicing. The fees paid may be more or less than the expenses incurred by Alger LLC.
Class C Shares: The Trust has adopted a Distribution Plan pursuant to which Class C shares of each Fund pays Alger LLC a fee at the annual rate of 1% of the respective average daily net assets of  the Class C shares of  the designated Fund to compensate Alger LLC for its activities and expenses incurred in distributing the Class C shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
Class I Shares: The Trust has adopted a Distribution Plan pursuant to which Class I shares of each Fund issuing such shares pays Alger LLC a fee at the annual rate of 0.25% of  the average daily net assets of  the Fund’s Class I shares to compensate Alger LLC for its activities and expenses incurred in distributing the Class I shares and/or shareholder servicing. Fees paid may be more or less than the expenses incurred by Alger LLC.
(d) Sales Charges: Sales of shares of the Funds may be subject to contingent deferred sales charges. The contingent deferred sales charges are used by Alger LLC to offset distribution expenses previously incurred. Sales charges do not represent expenses of a Fund. For the year ended October 31, 2025, contingent deferred sales charges imposed, all of which were retained by Alger LLC, were as follows:

CONTINGENT DEFERRED SALES CHARGES
Alger Spectra Fund	$6,894
Alger Dynamic Opportunities Fund	—
Alger Emerging Markets Fund	—
Alger Responsible Investing Fund	307
(e) Brokerage Commissions: During the year ended October 31, 2025, Alger Spectra Fund, Alger Dynamic Opportunities Fund, and Alger Responsible Investing Fund paid Alger LLC $423,447, $107,619, and $1,294, respectively, in connection with securities transactions. For the year ended October 31, 2025, there were no brokerage commissions paid by Alger Emerging Markets Fund to Alger LLC.
(f) Shareholder Administrative Fees: The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to compensate Alger Management for liaising with, and providing administrative oversight of, the Trust's transfer agent, and for other related services. The Funds compensate Alger Management at the annual rate of 0.0165% of their respective average

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

daily net assets for the Class A and Class C shares and 0.01% of their respective average daily net assets for the Class I, Class Y and Class Z shares for these services.
Alger Management makes payments to intermediaries that provide sub-accounting services to omnibus accounts invested in the Funds. A portion of the fees paid by Alger Management to intermediaries that provide sub-accounting services are charged back to the appropriate Fund, subject to certain limitations, as approved by the Board. For the year ended October 31, 2025, Alger Management charged back to Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund, $804,308, $22,722, $3,823 and $34,274, respectively, for these services, which are included in transfer agent fees in the accompanying Statements of Operations.
(g) Trustee Fees: Effective January 1, 2025, each trustee who is not an “interested person” of the Trust, as defined in the 1940 Act (“Independent Trustee”), receives a fee of $170,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings. The term “Alger Fund Complex” refers to the Trust, The Alger Institutional Funds, The Alger Funds, The Alger Portfolios, Alger Global Equity Fund and The Alger ETF Trust, each of which is a registered investment company managed by Alger Management. The Independent Trustee appointed as Chairman of the Board receives additional compensation of $26,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex. Independent Trustees who are not members of the Audit Committee but attend Audit Committee meetings will receive a stipend of $10,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
Prior to January 1, 2025, each Independent Trustee received a fee of $165,400 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex, plus travel expenses incurred for attending board meetings, the Chair of the Board received additional compensation of $22,000 per annum paid pro rata based on net assets by each fund in the Alger Fund Complex; and each member of the Audit Committee received a fee of $13,000 per annum, paid pro rata based on net assets by each fund in the Alger Fund Complex.
The Board has adopted a policy requiring Independent Trustees to receive a minimum of 10% of their annual compensation in shares of one or more of the funds in the Alger Fund Complex.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

(h) Interfund Trades: The Funds may engage in purchase and sale transactions with other funds advised by Alger Management or sub-advised by Weatherbie or Redwood. For the year ended October 31, 2025, there were no interfund trades.
(i) Interfund Loans: The Funds, along with other funds in the Alger Fund Complex, may borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each Fund may lend uninvested cash in an amount up to 15% of its net assets to other funds in the Alger Fund Complex. If a Fund has borrowed from other funds in the Alger Fund Complex and has aggregate borrowings from all sources that exceed 10% of the Fund’s total assets, such Fund will secure all of its loans from other funds in the Alger Fund Complex. The interest rate charged on interfund loans is equal to the average of the overnight U.S. Treasury money market rate and bank loan rate available to the Funds.  There were no interfund loans outstanding as of the year ended October 31, 2025.
For the year ended October 31, 2025, Alger Dynamic Opportunities Fund earned interfund loan interest income of $38,918, and Alger Dynamic Opportunities Fund and Alger Responsible Investing Fund incurred interfund loan expenses of $860 and $2,997, respectively, which are included as interest income and interest expense, respectively, in the accompanying Statements of Operations.
(j) Other Transactions with Affiliates: Certain officers and one Trustee of the Trust are directors and/or officers of Alger Management, the Distributor, or their affiliates. At October 31, 2025, Alger Management and its affiliated entities owned the following shares:

	SHARE CLASS
	A	C	I	Y	Z
Alger Spectra Fund	—	—	—	—	469,339
Alger Dynamic Opportunities Fund	—	—	—	—	948,440
Alger Emerging Markets Fund	—	—	—	—	—
Alger Responsible Investing Fund	—	—	—	—	123,857
NOTE 4 — Securities Transactions:

The following summarizes the securities transactions by each Fund, other than U.S. Government securities, money market securities, redemptions in-kind, purchased options, OTC CFDs and short sales, for the year ended October 31, 2025:

	PURCHASES	SALES
Alger Spectra Fund	$2,116,432,021	$2,316,681,959
Alger Dynamic Opportunities Fund	637,529,662	660,121,092
Alger Emerging Markets Fund	9,109,974	11,396,042
Alger Responsible Investing Fund	8,287,565	20,104,871

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 5 — Borrowings:

The Funds may borrow from Bank of New York (the "Custodian") on an uncommitted basis. Each Fund pays the Custodian a market rate of interest, generally based upon a rate of return with respect to each respective currency borrowed, taking into consideration relevant overnight and short-term reference rates. Borrowings from the Custodian at October 31, 2025, if any, are included in Bank overdraft in the Statements of Assets and Liabilities. The Funds may also borrow from other funds in the Alger Fund Complex, as discussed in Note 3(i). For the year ended October 31, 2025, the Funds had the following borrowings from the Custodian and other funds in the Alger Fund Complex:

	AVERAGE DAILY BORROWING	WEIGHTED AVERAGE INTEREST RATE
Alger Spectra Fund	$71,764	6.24%
Alger Dynamic Opportunities Fund	105,847	6.24
Alger Emerging Markets Fund	2,173	6.81
Alger Responsible Investing Fund	72,512	5.43
The highest amount borrowed from the Custodian and other funds in the Alger Fund Complex during the year ended October 31, 2025 by each Fund was as follows:

HIGHEST BORROWING
Alger Spectra Fund	$8,457,148
Alger Dynamic Opportunities Fund	9,553,974
Alger Emerging Markets Fund	345,179
Alger Responsible Investing Fund	2,078,000
NOTE 6 — Liquidity:

The Funds may participate in the ReFlow liquidity program. Pursuant to the program and subject to certain conditions, ReFlow provides participating Funds with a source of cash to meet net shareholder redemptions by purchasing fund shares at NAV in an amount up to the value of the net shares redeemed from a Fund. Following the purchase of fund shares, ReFlow then generally redeems those shares when a Fund experiences net sales, or at the end of a maximum holding period determined by ReFlow (currently at eight days), or at other times at a Fund's or ReFlow’s discretion.
While ReFlow holds a Fund’s shares, it has the same rights and privileges with respect to those shares as any other shareholder. However, investments in a Fund by ReFlow in connection with the ReFlow program are not subject to the Funds’ purchase and sale limitations. In the event a Fund uses the ReFlow liquidity program, the Fund will pay a fee to ReFlow each time ReFlow purchases fund shares. The fee is calculated by multiplying the value of shares ReFlow purchases by a rate determined through an automated daily auction. The current

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow. ReFlow's purchases of a Fund's shares through the liquidity program are made on an investment-blind basis without regard to a Fund's investment objective, policies or anticipated performance. In accordance with U.S. federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow purchases a Fund’s lowest-cost share class at NAV and will not be subject to any investment minimum applicable to such shares. ReFlow will periodically redeem its entire share position in a Fund. When ReFlow redeems all or part of a position in a Fund, the Fund may pay all or a portion of such redemption in kind, as discussed in Note 7. ReFlow fees that were incurred by the Funds during the period ended October 31, 2025 are recorded within the Statements of Operations as other expenses. ReFlow fees for the year ended October 31, 2025, were $274,897 for Alger Spectra Fund, and $5,464 for Alger Responsible Investing Fund. No other Fund participated in the ReFlow liquidity program during the year ended October 31, 2025.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

NOTE 7 — Share Capital:

The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into four series. Each series is divided into separate classes. During the year ended October 31, 2025, and the year ended October 31, 2024, transactions of shares of beneficial interest were as follows:

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Spectra Fund
Class A:
Shares sold	2,963,745	$89,669,548	4,658,297	$107,560,313
Shares converted from Class C	43,324	1,252,402	197,030	4,569,570
Dividends reinvested	2,623,308	77,098,456	—	—
Shares redeemed	(7,671,501)	(228,572,237)	(10,410,203)	(247,622,487)
Net decrease	(2,041,124)	$(60,551,831)	(5,554,876)	$(135,492,604)
Class C:
Shares sold	487,675	$11,493,536	467,990	$8,666,476
Shares converted to Class A	(55,335)	(1,252,402)	(246,709)	(4,569,570)
Dividends reinvested	574,507	13,201,473	—	—
Shares redeemed	(2,505,698)	(59,175,727)	(4,901,306)	(89,182,588)
Net decrease	(1,498,851)	$(35,733,120)	(4,680,025)	$(85,085,682)
Class I:
Shares sold	290,419	$9,409,500	380,734	$9,213,928
Dividends reinvested	258,239	7,742,015	—	—
Shares redeemed	(1,413,914)	(43,017,424)	(1,923,673)	(44,441,584)
Net decrease	(865,256)	$(25,865,909)	(1,542,939)	$(35,227,656)
Class Y:
Shares sold	6,262,135	$209,226,180	501,639	$12,020,250
Dividends reinvested	21,441	681,809	—	—
Redemptions in kind*	(4,831,779)	(162,510,153)	—	—
Shares redeemed	(1,213,481)	(38,112,001)	(2,167,598)	(52,381,952)
Net increase (decrease)	238,316	$9,285,835	(1,665,959)	$(40,361,702)
Class Z:
Shares sold	7,009,323	$224,978,206	6,118,254	$154,272,653
Dividends reinvested	3,257,440	103,195,710	—	—
Shares redeemed	(13,592,183)	(446,465,680)	(19,363,446)	(480,122,029)
Net decrease	(3,325,420)	$(118,291,764)	(13,245,192)	$(325,849,376)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Dynamic Opportunities Fund
Class A:
Shares sold	122,039	$2,565,725	155,591	$2,831,457
Shares converted from Class C	—	—	57	902
Dividends reinvested	—	—	—	—
Shares redeemed	(359,952)	(7,597,455)	(823,858)	(14,756,674)
Net decrease	(237,913)	$(5,031,730)	(668,210)	$(11,924,315)
Class C:
Shares sold	51,444	$902,863	58,789	$983,799
Shares converted to Class A	—	—	(65)	(902)
Dividends reinvested	—	—	—	—
Shares redeemed	(99,579)	(1,868,417)	(279,614)	(4,382,864)
Net decrease	(48,135)	$(965,554)	(220,890)	$(3,399,967)
Class Z:
Shares sold	1,959,804	$43,978,285	2,084,122	$39,194,601
Dividends reinvested	—	—	—	—
Shares redeemed	(1,800,121)	(39,675,984)	(7,410,806)	(138,384,772)
Net increase (decrease)	159,683	$4,302,301	(5,326,684)	$(99,190,171)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Emerging Markets Fund
Class A:
Shares sold	83,849	$961,917	104,460	$1,109,300
Shares converted from Class C	—	—	152	1,548
Dividends reinvested	1,702	18,753	—	—
Shares redeemed	(65,181)	(728,582)	(69,328)	(732,001)
Net increase	20,370	$252,088	35,284	$378,847
Class C:
Shares sold	17,421	$189,157	673	$6,299
Shares converted to Class A	—	—	(164)	(1,548)
Dividends reinvested	—	—	—	—
Shares redeemed	(29,305)	(300,581)	(80,683)	(779,706)
Net decrease	(11,884)	$(111,424)	(80,174)	$(774,955)
Class I:
Shares sold	5,492	$58,148	597	$5,900
Dividends reinvested	61	671	—	—
Shares redeemed	(13,394)	(145,016)	(89,424)	(859,336)
Net decrease	(7,841)	$(86,197)	(88,827)	$(853,436)
Class Z:
Shares sold	146,356	$1,724,362	234,974	$2,446,459
Dividends reinvested	6,953	78,222	2,533	25,858
Shares redeemed	(379,659)	(4,327,326)	(574,900)	(6,191,801)
Net decrease	(226,350)	$(2,524,742)	(337,393)	$(3,719,484)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025		FOR THE YEAR ENDED October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Alger Responsible Investing Fund
Class A:
Shares sold	332,136	$6,741,680	215,995	$3,488,961
Shares converted from Class C	—	—	6,866	113,288
Dividends reinvested	110,965	2,081,708	83,732	1,238,390
Shares redeemed	(521,128)	(9,539,523)	(551,832)	(9,040,912)
Net decrease	(78,027)	$(716,135)	(245,239)	$(4,200,273)
Class C:
Shares sold	9,060	$138,766	9,265	$122,559
Shares converted to Class A	—	—	(8,279)	(113,288)
Dividends reinvested	5,395	82,711	5,407	66,562
Shares redeemed	(44,940)	(683,757)	(60,469)	(821,506)
Net decrease	(30,485)	$(462,280)	(54,076)	$(745,673)
Class I:
Shares sold	25,845	$505,742	5,691	$98,507
Dividends reinvested	12,236	228,820	9,186	135,494
Shares redeemed	(58,630)	(1,010,051)	(60,769)	(984,992)
Net decrease	(20,549)	$(275,489)	(45,892)	$(750,991)
Class Z:
Shares sold	537,431	$11,058,515	506,696	$8,332,723
Dividends reinvested	77,242	1,507,759	61,174	938,406
Redemptions in kind*	(163,852)	(3,354,876)	—	—
Shares redeemed	(797,384)	(15,132,997)	(512,012)	(9,100,141)
Net (decrease) increase	(346,563)	$(5,921,599)	55,858	$170,988

*	Certain shareholders of the Fund redeemed shares in-kind.
Redemptions In-Kind: A Fund may make payment for Fund shares redeemed wholly or in part by transferring portfolio securities to shareholders. For the year ended October 31, 2025, the Alger Spectra Fund and Alger Responsible Investing Fund had redemptions in-kind with total proceeds in the amount of $162,510,153 and $3,354,876, respectively. The net realized gains on these redemptions in-kind amounted to $122,428,088 and $3,060,473, respectively, which are not considered taxable for federal income tax purposes.
NOTE 8 — Income Tax Information:

The tax character of distributions paid during the year ended October 31, 2025, and the year ended October 31, 2024 was as follows:

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

	FOR THE YEAR ENDED October 31, 2025	FOR THE YEAR ENDED October 31, 2024
Alger Spectra Fund
Distributions paid from:
Ordinary Income	$—	$—
Long-term capital gains	222,725,902	—
Total distributions paid	$222,725,902	$—
Alger Dynamic Opportunities Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	—	—
Total distributions paid	$—	$—
Alger Emerging Markets Fund
Distributions paid from:
Ordinary Income	98,311	25,975
Long-term capital gains	—	—
Total distributions paid	$98,311	$25,975
Alger Responsible Investing Fund
Distributions paid from:
Ordinary Income	—	—
Long-term capital gains	4,011,639	2,436,663
Total distributions paid	$4,011,639	$2,436,663
As of October 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

Alger Spectra Fund
Undistributed ordinary income	$—
Undistributed long-term gains	287,763,739
Net accumulated earnings	287,763,739
Capital loss carryforwards	—
Late year ordinary income losses	(21,566,311)
Net unrealized appreciation	3,062,536,227
Total accumulated earnings	$3,328,733,655

Alger Dynamic Opportunities Fund
Undistributed ordinary income	$910,692
Undistributed long-term gains	—
Net accumulated earnings	910,692
Capital loss carryforwards	(18,847,717)
Late year ordinary income losses	—
Net unrealized appreciation	38,932,345
Total accumulated earnings	$20,995,320

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Emerging Markets Fund
Undistributed ordinary income	$46,942
Undistributed long-term gains	—
Net accumulated earnings	46,942
Capital loss carryforwards	(12,091,109)
Late year ordinary income losses	—
Net unrealized appreciation	5,544,121
Total accumulated earnings	$(6,500,046)

Alger Responsible Investing Fund
Undistributed ordinary income	$—
Undistributed long-term gains	7,925,509
Net accumulated earnings	7,925,509
Capital loss carryforwards	—
Late year ordinary income losses	(354,589)
Net unrealized appreciation	80,225,296
Total accumulated earnings	$87,796,216
During the year ended October 31, 2025, Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund utilized capital loss carryforwards of $27,344,247 and $787,647, respectively.
At October 31, 2025, the Dynamic Opportunities Fund and the Alger Emerging Markets Fund, for federal income tax purposes, had capital loss carryforwards of $18,847,717 and $12,091,109, respectively. These amounts will not be subject to expiration under the Regulated Investment Company Modernization Act of 2010, and these amounts may be applied against future net realized gains until its utilization.
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is determined annually and is attributable primarily to the tax deferral of losses on wash sales, U.S. Internal Revenue Code Section 988 currency transactions, tax treatment of partnership investments, the realization of unrealized appreciation of passive foreign investment companies, and the return of capital from real estate investment trust investments.
The Funds accrue tax on unrealized gains in foreign jurisdictions that impose a foreign capital tax, if applicable.
Permanent differences, primarily from net operating losses, real estate investment trusts and partnership investments sold by the Funds, redemptions in-kind, and equalization, resulted in the following reclassifications among the Funds' components of net assets at October 31, 2025:

Alger Spectra Fund
Distributable earnings	$(129,400,719)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Spectra Fund
Paid-in Capital	$129,400,719

Alger Dynamic Opportunities Fund
Distributable earnings	$(787,224)
Paid-in Capital	$787,224

Alger Emerging Markets Fund
Distributable earnings	$0
Paid-in Capital	$0

Alger Responsible Investing Fund
Distributable earnings	$(3,334,862)
Paid-in Capital	$3,334,862
NOTE 9 — Fair Value Measurements:

The following is a summary of the inputs used as of October 31, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Management has determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$688,936,169	$688,936,169	$—	$—
Consumer Discretionary	674,193,898	674,193,898	—	—
Consumer Staples	13,310,937	13,310,937	—	—
Energy	45,526,480	45,526,480	—	—
Financials	150,478,669	150,478,669	—	—
Health Care	280,525,221	280,525,221	—	—
Industrials	282,932,907	282,932,907	—	—
Information Technology	2,606,692,851	2,606,692,851	—	—
Materials	37,747,133	37,747,133	—	—
Utilities	151,417,532	151,417,532	—	—
TOTAL COMMON STOCKS	$4,931,761,797	$4,931,761,797	$—	$—
PREFERRED STOCKS
Financials	3,237,970	—	3,237,970	—
Information Technology	68,543,421	—	—	68,543,421
TOTAL PREFERRED STOCKS	$71,781,391	$—	$3,237,970	$68,543,421
SPECIAL PURPOSE VEHICLE
Information Technology	5,011,295	—	5,011,295	—
SHORT-TERM INVESTMENTS
Money Market Funds	46,473	46,473	—	—
TOTAL INVESTMENTS IN SECURITIES	$5,008,600,956	$4,931,808,270	$8,249,265	$68,543,421

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	$(3,991,002)	$(3,991,002)	$—	$—
Consumer Discretionary	(27,970,012)	(27,970,012)	—	—
Consumer Staples	(28,024,331)	(28,024,331)	—	—
Financials	(3,664,013)	(3,664,013)	—	—
Health Care	(3,316,407)	(3,316,407)	—	—
Industrials	(42,135,625)	(42,135,625)	—	—
Information Technology	(164,636,895)	(160,567,375)	(4,069,520)	—
Materials	(15,498,491)	(15,498,491)	—	—
TOTAL COMMON STOCKS	$(289,236,776)	$(285,167,256)	$(4,069,520)	$—
EXCHANGE TRADED FUNDS
Energy	(11,354,845)	(11,354,845)	—	—
Market Indices	(133,112,422)	(133,112,422)	—	—
TOTAL EXCHANGE TRADED FUNDS	$(144,467,267)	$(144,467,267)	$—	$—
TOTAL SECURITIES SOLD SHORT	$(433,704,043)	$(429,634,523)	$(4,069,520)	$—

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$43,351,125	$43,351,125	$—	$—
Consumer Discretionary	13,299,711	13,299,711	—	—
Consumer Staples	2,978,140	2,978,140	—	—
Energy	856,418	856,418	—	—
Financials	4,693,128	4,693,128	—	—
Health Care	41,156,408	41,030,939	—	125,469
Industrials	22,070,017	22,070,017	—	—
Information Technology	54,115,344	54,115,344	—	—
Materials	428,003	428,003	—	—
Real Estate	2,441,014	2,441,014	—	—
Utilities	2,670,131	2,670,131	—	—
TOTAL COMMON STOCKS	$188,059,439	$187,933,970	$—	$125,469
PREFERRED STOCKS
Health Care	780,671	—	—	780,671
Information Technology	1,977,481	—	—	1,977,481
TOTAL PREFERRED STOCKS	$2,758,152	$—	$—	$2,758,152
RIGHTS
Health Care	— [1]	—	—	— [1]
SPECIAL PURPOSE VEHICLE
Information Technology	619,786	—	619,786	—
SHORT-TERM INVESTMENTS
Money Market Funds	6,678,398	6,678,398	—	—
U.S. Treasury Obligations	10,971,180	—	10,971,180	—
TOTAL SHORT-TERM INVESTMENTS	$17,649,578	$6,678,398	$10,971,180	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
PURCHASED OPTIONS
Communication Services	$168,000	$168,000	$—	$—
Exchange Traded Funds	784,946	784,946	—	—
TOTAL PURCHASED OPTIONS	$952,946	$952,946	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$210,039,901	$195,565,314	$11,590,966	$2,883,621
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	(5,994,852)	(5,994,852)	—	—
Consumer Discretionary	(13,112,812)	(12,540,271)	(572,541)	—
Consumer Staples	(7,116,603)	(7,116,603)	—	—
Financials	(4,230,194)	(4,230,194)	—	—
Health Care	(9,703,646)	(9,703,646)	—	—
Industrials	(10,002,011)	(10,002,011)	—	—
Information Technology	(28,127,075)	(26,090,469)	(2,036,606)	—
Materials	(1,740,180)	(1,740,180)	—	—
Real Estate	(233,982)	(233,982)	—	—
TOTAL COMMON STOCKS	$(80,261,355)	$(77,652,208)	$(2,609,147)	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	(378,886)	(378,886)	—	—
TOTAL SECURITIES SOLD SHORT	$(80,640,241)	$(78,031,094)	$(2,609,147)	$—
FINANCIAL DERIVATIVE INSTRUMENTS - LIABILITIES
OTC Contracts for difference	(242,273)	—	(242,273)	—

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,880,669	$190,725	$1,689,944	$—
Consumer Discretionary	2,433,264	1,683,907	749,357	—
Consumer Staples	1,084,274	816,764	267,510	—
Financials	3,768,150	1,759,429	2,008,721	—
Health Care	1,248,033	393,197	854,836	—
Industrials	2,938,378	1,096,949	1,841,429	—
Information Technology	5,393,163	371,932	5,021,231	—
Real Estate	767,299	—	767,299	—
TOTAL COMMON STOCKS	$19,513,230	$6,312,903	$13,200,327	$—
PREFERRED STOCKS
Consumer Discretionary	4,679	—	4,679	—
TOTAL INVESTMENTS IN SECURITIES	$19,517,909	$6,312,903	$13,205,006	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$11,587,428	$11,587,428	$—	$—
Consumer Discretionary	12,887,071	12,887,071	—	—
Consumer Staples	720,423	720,423	—	—
Financials	6,721,567	6,721,567	—	—
Health Care	3,822,781	3,822,781	—	—
Industrials	6,700,651	6,700,651	—	—
Information Technology	57,882,111	57,882,111	—	—
Materials	652,238	652,238	—	—
Utilities	1,526,902	1,526,902	—	—
TOTAL COMMON STOCKS	$102,501,172	$102,501,172	$—	$—
PREFERRED STOCKS
Information Technology	391,800	—	—	391,800
REAL ESTATE INVESTMENT TRUST
Real Estate	1,331,280	1,331,280	—	—
SHORT-TERM INVESTMENTS
Money Market Funds	4,317,544	4,317,544	—	—
TOTAL INVESTMENTS IN SECURITIES	$108,541,796	$108,149,996	$—	$391,800

[1]	Alger Dynamic Opportunities Fund's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of October 31, 2025.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2024	$16,953,271*
Transfers into Level 3	—
Transfers out of Level 3	(3,237,970)***
Total gains or losses
Included in net realized gain (loss) on investments	(13,103,998)
Included in net change in unrealized appreciation (depreciation) on investments	28,344,651
Purchases and Sales/Distributions
Purchases	39,587,523
Sales/Distributions	(56)
Closing balance at October 31, 2025	68,543,421
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$18,714,295

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$10,361,871
Transfers into Level 3	—
Transfers out of Level 3	(5,011,295)***
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(5,350,576)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2024	$3,067,033
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,941,564)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	125,469
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(2,941,564)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2024	$2,976,151*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(186,380)
Included in net change in unrealized appreciation (depreciation) on investments	(31,618)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	(1)
Closing balance at October 31, 2025	2,758,152
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(217,999)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2024	$39,094
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(39,094)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$(39,094)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Special Purpose Vehicle
Opening balance at November 1, 2024	$1,281,657
Transfers into Level 3	—
Transfers out of Level 3	(619,786)***
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(661,871)
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at October 31, 2025	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Responsible Investing Fund	Preferred Stocks
Opening balance at November 1, 2024	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	391,800
Sales/Distributions	—
Closing balance at October 31, 2025	391,800
Net change in unrealized appreciation (depreciation) attributable to investments still held at October 31, 2025**	$—

*	Includes securities that were fair valued at zero during the year ended October 31, 2025 .
**	Net change in unrealized appreciation (depreciation) is included in the net change in unrealized appreciation (depreciation) on investments in the accompanying Statement of Operations.
***
Effective June 12, 2025, Chime Financial, Inc. filed for an initial public offering and shares began publicly trading on the NASDAQ Stock Market. It is the Alger Management's policy to recognize Level 3 transfers at the end of each reporting period, October 31, 2025.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of October 31, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value October 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Spectra Fund
Preferred Stocks	$68,543,421	Market Approach	Revenue Multiple	21.00x-23.02x	21.58x
Alger Dynamic Opportunities Fund
Common Stocks	125,469	Market Approach	Revenue Multiple	1.99x	N/A*
Preferred Stocks	2,758,152	Market Approach	Revenue Multiple	1.99x-23.02x	17.07x
Rights	—**	Income Approach	Discount Rate Probability of Success	100% 0.00%	N/A* N/A*
Alger Responsible Investing Fund
Preferred Stocks	391,800	Market Approach	Revenue Multiple	21.00x	N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
**	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of October 31, 2025.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the year ended October 31, 2025, there were no changes in valuation methodology on Level 3 investments.
NOTE 10 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the year ended October 31, 2025, options were used in accordance with these objectives.
The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.  The purchased options included on the Statements of Assets and Liabilities are exchange traded and not subject to offsetting.
For the year ended October 31, 2025, Alger Spectra Fund had option purchases of $17,979 and option sales of $139,992. The average notional volume of contracts for purchased options and written options for the year ended October 31, 2025 was $620,282 and $560,068, respectively. Options were held during two months of the period. For the year ended October 31, 2025, Alger Dynamic Opportunities Fund had option purchases of $3,140,233 and option sales of $894,466. The average notional volume of contracts for purchased options and written options for the year ended October 31, 2025 was $36,714,718 and $6,578,278, respectively. Options were held during twelve months of the period.
The effect of derivative instruments on the accompanying Statements of Operations for the year ended October 31, 2025, is as follows:

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

NET REALIZED GAIN/(LOSS) ON OPTIONS
Alger Spectra Fund

Purchased Options(a)	$21,748
Written Options(a)	$100,264
Total	$122,012
Alger Dynamic Opportunities Fund

Purchased Options(a)	$(1,067,077)
Written Options(a)	$309,263
Total	$(757,814)

NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON OPTIONS
Alger Dynamic Opportunities Fund
Purchased Options(a)	$(535,007)
Total	$(535,007)

(a)	Equity price
Contracts for Difference — The Funds may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, a basket of stocks, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from a decrease in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be made at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

	ASSET DERIVATIVES 2025	LIABILITY DERIVATIVES 2025
Alger Dynamic Opportunities Fund
	Assets Fair Value	Liabilities Fair Value
OTC CFDs(a)	$—	$ 242,273
Total	$—	$ 242,273
(a) Equity priced contracts
For the year ended October 31, 2025, the average monthly notional amount of OTC CFDs for Alger Dynamic Opportunities Fund was $2,353,191. OTC CFDs were held during twelve months of the period. The effect of OTC CFDs on the accompanying Statement of Operations for the October 31, 2025 was as follows:

NET REALIZED GAIN/(LOSS) ON CFDs
Alger Dynamic Opportunities Fund
OTC CFDs[1]	$(1,954,017)
Total	$(1,954,017)

NET CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON CFDs
Alger Dynamic Opportunities Fund
OTC CFDs[1]	$(822,421)
Total	$(822,421)

1	Equity priced contracts
Disclosure about Offsetting Assets and Liabilities — In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, the Investment Manager may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement may give a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between a Fund and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of a Fund’s credit risk to such counterparty equal to any

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

amounts payable by a Fund under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.
Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, as a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at October 31, 2025 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy.
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of October 31, 2025:

Alger Dynamic Opportunities Fund
	Assets	Liabilities
	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
OTC CFDs	$—	$(242,273)
Total	$—	$(242,273)
The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of October 31, 2025:

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Alger Dynamic Opportunities Fund

Counterparty	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities(a)	Financial Instruments Available for Offset	Collateral Pledged(b)	Net Amount(c) (Not Less than $0)
Goldman Sachs & Co.	$236,773	$—	$(236,773)	$—
BNP Paribas	$5,500	$—	$(5,500)(d)	$—
Total	$242,273	$—	$(242,273)	$—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
(d)	All or a portion of this balance includes securities as collateral pledged.
NOTE 11 — Principal Risks:

Alger Spectra Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Short sales could increase market exposure, magnifying losses and increasing volatility. Leverage increases volatility in both up and down markets and its costs may exceed the returns of borrowed securities. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment.  At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Dynamic Opportunities Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Options and short sales could increase market exposure, magnifying losses and increasing volatility. Assets may be invested in Financial Derivatives Instruments (FDIs) such as CFDs or options, which involve risks including possible counterparty default, illiquidity, and the risk of losses greater than if they had not been used. Issuers of convertible securities may be more sensitive to economic changes. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Leverage increases volatility in both up and down markets and its costs may exceed the returns of borrowed securities. Foreign securities involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment.  At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Emerging Markets Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments. Foreign securities, Frontier Markets, and Emerging Markets involve special risks including currency fluctuations, inefficient trading, political and economic instability, and increased volatility. Assets may be focused in a small number of holdings, making them susceptible to risks associated with a single economic, political or regulatory event than a more diversified portfolio. Investing in companies of small capitalizations involves the risk that such issuers may have limited product lines or financial resources, lack management depth, or have limited liquidity. Active trading may increase transaction costs, brokerage commissions, and taxes, which can lower the return on investment.  At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
Alger Responsible Investing Fund - Investing in the stock market involves risks, including the potential loss of principal. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Fund shares at any point in time may be worth less than what was invested, even

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

after taking into account the reinvestment of Fund dividends and distributions. Growth stocks may be more volatile than other stocks as their prices tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political, and economic developments. The environmental, social and governance investment criteria may limit the number of investment opportunities available, and as a result, returns may be lower than vehicles not subject to such considerations. A significant portion of assets may be invested in securities of companies in related sectors, and may be similarly affected by economic, political, or market events and conditions and may be more vulnerable to unfavorable sector developments.  At times, cash may be a larger position in the portfolio and may underperform relative to equity securities.
NOTE 12 — Affiliated Securities:

During the year ended October 31, 2025, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the year ended October 31, 2025 with such affiliated persons are summarized below. During this year, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at October 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2025
Alger Spectra Fund
Exchange Traded Funds
Alger Concentrated Equity ETF	—	174,563	(174,563)	—	—	1,552,381	—	—
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(3,308,371)	$3,078,191
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(2,042,205)	1,933,104
Total	—	174,563	(174,563)	—	$—	$1,552,381	$(5,350,576)	$5,011,295

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS  (Continued)

Security	Shares Held at October 31, 2024	Shares Purchased	Shares Sold	Shares Held at October 31, 2025	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at October 31, 2025
Alger Dynamic Opportunities Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$(416,360)	$387,391
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	(245,511)	232,395
Total	—	—	—	—	$—	$—	$(661,871)	$619,786

[1]
The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures C, LLC,
Class A and Crosslink Ventures C, LLC, Class B. There were no capital increases or decreases for the year ended
October 31, 2025.

NOTE 13 — Subsequent Events:

Alger Management has evaluated events that have occurred subsequent to October 31, 2025, through the issuance date of the Financial Statements. No material events have been identified which require recognition and/or disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of The Alger Funds II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of The Alger Funds II comprising the Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund, and Alger Responsible Investing Fund (collectively, the “Funds”), including the schedules of investments, as of October 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting The Alger Funds II as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
New York, New York
December 18, 2025
We have served as the auditor of one or more investment companies within the Alger group of investment companies since 2009.

THE ALGER FUNDS II
OTHER INFORMATION (Unaudited)

Tax Information

Alger Spectra Fund and Alger Responsible Investing Fund designate $296,965,203 and $8,792,383, respectively, as approximate amounts of capital gain dividend for the purpose of the dividends paid deduction.  Per Section 853 of the Internal Revenue Code, Alger Emerging Markets Fund paid $27,674 in foreign taxes on $263,214 of recognized foreign source income. For the year ended October 31, 2025, certain dividends paid by the Funds may be subject to a maximum rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, 49.77% of Alger Dynamic Opportunities Fund's and 100% of  Alger Emerging Markets Fund's dividends may be considered qualified dividend income, respectively.
In accordance with subchapter M of the Internal Revenue Code of 1986, as amended, for the year ended October 31, 2025, 44.31% of Alger Dynamic Opportunities Fund's and 7.33% of Alger Emerging Markets Fund's dividends qualified for the dividends deduction for corporations, respectively.
Shareholders should not use the above information to prepare their tax returns. Since the Funds' fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. Such notification, which will reflect the amount to be used by taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2026. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in a Fund.

THE ALGER FUNDS II
OTHER INFORMATION (Unaudited) (Continued)

Proxy Voting Policies

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 992-3863 or online on the Funds' website at http://www.alger.com or on the SEC’s website at http://www.sec.gov.
Fund Holdings

The Board has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.
Generally, the policies prohibit the release of information concerning portfolio holdings, which have not previously been made public, to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Investment Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.
The Funds file their complete schedules of portfolio holdings with the SEC semi-annually in financial statements on Form N-CSR and after the first and third fiscal quarters as an exhibit to its reports on Form N-PORT. The Funds' Forms N-CSR and N-PORT are available online on the SEC’s website at www.sec.gov.
In addition, the Funds make publicly available their month-end top 10 holdings with a 10 day lag and their month-end full portfolio with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.
In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. These agreements must be approved by the Trust's Chief Compliance Officer.
The Board periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such

THE ALGER FUNDS II
OTHER INFORMATION (Unaudited) (Continued)

disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Funds and its shareholders.
In addition to material the Funds routinely provide to shareholders, the Investment Manager may make additional statistical information available regarding the Alger Family of Funds.
Such information may include, but not be limited to, relative weightings and characteristics of a Fund versus an index (such as P/E ratio, alpha, beta, capture ratio, maximum drawdown, standard deviation, EPS forecasts, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, month-end top ten contributors to and detractors from performance, portfolio turnover, and other similar information. Shareholders should visit www.alger.com or may also contact the Funds at (800) 992-3863 to obtain such information.

THE ALGER FUNDS II

100 Pearl Street, 27th Floor
New York, NY 10004
(800) 992-3863
www.alger.com
Investment Manager

Fred Alger Management, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Sub-Advisers

Weatherbie Capital, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110Redwood Investments, LLC
265 Franklin Street, Suite 1603
Boston, MA 02110
Distributor

Fred Alger & Company, LLC
100 Pearl Street, 27th Floor
New York, NY 10004
Transfer Agent and Dividend Disbursing Agent

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
Custodian

The Bank of New York
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, NY 10112
This report is submitted for the general information of the shareholders of the series of The Alger Funds II. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund’s investment policies, fees and expenses as well as other pertinent information.

ALGER

Unlock Your Growth Potential.SM

PRINTED WITH SOY INK™

Trademark of American Soybean Association

Printed on recycled paper

AFIIAR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included in the Statements of Operations under the line items “Trustee fees” and “Investment advisory fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

At a meeting held on September 18, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of The Alger Funds II (the “Trust”), including a majority of the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), reviewed and approved the continuation of (i) the investment advisory agreement between Fred Alger Management, LLC (“Alger”) and the Trust, on behalf of Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (each, a “Fund”), (the “Investment Advisory Agreement”), (ii) the investment sub-advisory agreement between Alger and Weatherbie Capital, LLC (“Weatherbie”), an affiliate of Alger, on behalf of Alger Dynamic Opportunities Fund (the “Weatherbie Sub-Advisory Agreement”) and (iii) the investment sub-advisory agreement between Alger and Redwood Investments, LLC (“Redwood”), an affiliate of Alger, on behalf of Alger Emerging Markets Fund (the “Redwood Sub-Advisory Agreement”, and together with the Investment Advisory Agreement and the Weatherbie Sub-Advisory Agreement, the “Management Agreements,” and each, a “Management Agreement”) for an additional one-year period. Alger, Weatherbie and Redwood are collectively referred to herein as the “Manager.”
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager and its representatives at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information the Manager provided in response to a request for information Independent Trustee counsel submitted to the Manager on behalf of the Independent Trustees in connection with the Board’s annual contract consideration, as well as information provided in response to a supplemental request from Independent Trustee counsel on behalf of the Independent Trustees. The materials for the Meeting included reports from FUSE Research Network LLC (“FUSE”), an independent consulting firm, that contained extensive analyses of the Funds and the Manager’s services to the Funds. The Board also received a presentation from FUSE representatives at the Meeting, and, among other things, received a description of the methodology FUSE used to select the mutual funds included in each Fund’s Peer Universe and Peer Group (as described below). Moreover, at a meeting held on September 17, 2025, prior to the Meeting, the Independent Trustees met with representatives from FUSE to receive an overview of, and to discuss the methodology by which FUSE prepared, its reports.
The Independent Trustees received advice from, and met separately with, their Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement.  The Independent Trustees also received a memorandum from Independent Trustee counsel discussing the legal standards and their duties in considering the continuation of the Management Agreements, and counsel reviewed those standards with the Independent Trustees during their separate meeting. The Independent Trustees also met separately with

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

senior management of Alger, during which time the Independent Trustees discussed various matters related to proposed continuation of the Management Agreements.
The Board reviewed the materials provided and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the short- and long-term investment performance of each Fund; (iii) the costs of the services the Manager provided and profits it realized; (iv) the extent to which the Manager realizes economies of scale as a Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund shareholders.  The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.  The Board considered the information provided to it about the Funds together, and with respect to each Fund separately, as the Board deemed appropriate.
In the discussions that follow, reference is made to the “median” in the Peer Group and Peer Universe categories.  With respect to performance, below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median of the funds in the relevant Performance Universe.  With respect to expenses, below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the relevant Expense Group (as described below).  FUSE information is calculated on a share class basis.  References appearing below with regard to a Fund’s performance results and comparative fees and expenses relate to Class Z shares of the Fund.
In particular, in approving the continuance of each Management Agreement, the Board considered the following factors:
Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager to the Funds.  This information included, among other things, the qualifications, background and experience of the professional personnel who perform services for the Funds; the structure of investment professional compensation; oversight of third-party service providers, including a Fund’s sub-adviser; short- and long-term investment performance, fee and expense information; fees and payments to affiliates and intermediaries for fund administration, transfer agency and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager; and the range of advisory fees the Manager charges to other funds and accounts under its management, including

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

the Manager’s explanation of differences among such funds and accounts and the Funds, where relevant.  The Board noted that it received information at regular meetings throughout the year regarding the services rendered by the Manager concerning the management of each Fund’s affairs, including certain portfolio manager presentations, and Alger’s role in coordinating and overseeing providers of other services to the Funds. The Board also noted the work undertaken by the Manager with respect to implementing various regulatory requirements applicable to the Funds.
The Board noted Alger’s history and expertise in the “growth” style of investment management, as well as Alger’s consistency in applying its “growth” style investment philosophy and process. With respect to the Alger Emerging Markets Fund and the Alger Dynamic Opportunities Fund, the Board also considered the investment approach of each Fund’s sub-adviser. The Board noted the length of time the Manager has provided services as an investment adviser (or sub-adviser, as applicable) to a Fund. The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Alger Family of Funds. The Board noted the continuing strong financial position of the Manager and the Manager’s commitment to its fund, and overall, business.
Following consideration of such information, the Trustees determined that they remain satisfied with the nature, extent and quality of services provided by the Manager to the Funds under the Management Agreements.
Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended June 30, 2025. The Board considered the performance returns for each Fund in comparison to the performance returns of a universe of mutual funds deemed comparable to the Fund based on various investment, operational, and pricing characteristics (“Peer Universe”), and a group of mutual funds from within such Peer Universe deemed comparable to the Fund based primarily on investment strategy similarity (“Peer Group”), each as selected by FUSE, as well as to the Fund’s benchmark index. The Board noted the Manager’s statement that long-term performance could be impacted by one period of significant outperformance or underperformance.
The Board also reviewed and considered Fund performance reports provided by management and discussions that occurred with investment personnel and Alger senior management at Board meetings throughout the year. The Board further noted that representatives of Alger review with the Trustees the recent and longer-term performance of each Fund, including contributors to, and detractors from, Fund performance at every quarterly meeting of the Board throughout the year. In considering the Funds’ performance generally, the Board observed the Manager’s consistency in implementing its growth style investment process and philosophy for the Funds and considered how a strategy’s “growthiness” as

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

compared to peers can impact relative performance results, even among comparisons that either FUSE or the Manager already have identified as having growth characteristics. In this regard, the Board considered information provided by FUSE on a Fund’s “style factor,” reflecting a three-year average of Morningstar’s Raw Growth-Value score to indicate a value or growth bias as compared to the Fund’s Peer Group and benchmark.
The Trustees concluded that each Fund’s performance was acceptable. Further discussion of the Board’s considerations with respect to each Fund’s performance is set forth below.
Alger Spectra Fund. The Board noted that the Fund’s annualized total return for the one-, three-, five-, and 10-year periods outperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one- and three-year periods was in the first quartile of its Peer Universe, and for the five- and 10-year periods was in the second quartile of its Peer Universe.
Alger Dynamic Opportunities Fund. The Board noted that the Fund’s annualized total return for the one-, three-, and 10-year periods outperformed the median of its Peer Group, and for the five-year period underperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one- and 10-year periods was in the first quartile of its Peer Universe, for the three-year period was in the second quartile of its Peer Universe, and for the five-year period was in the third quartile of its Peer Universe.
Alger Emerging Markets Fund. The Board noted that the Fund’s annualized total return for the one-, three-, five-, and 10-year periods underperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-, three-, and 10-year periods was in the third quartile of its Peer Universe, for the five-year period was in the fourth quartile of its Peer Universe. The Board considered FUSE’s commentary that the Fund was among the “growthiest” funds in its Peer Universe and that there was a direct correlation to underperformance among emerging market strategies for funds with a growth bias. The Board noted that as of February 1, 2024, Redwood became the sub-adviser to the Fund and that the Fund’s performance reflects that of Redwood for periods on and after February 1, 2024.
Alger Responsible Investing Fund. The Board noted that the Fund’s annualized total return for the one- and three-year periods underperformed the median of its Peer Group, and for the five-year and since inception (October 2016) periods was equal to or outperformed the median of its Peer Group. The Board also noted that the Fund’s annualized total return for the one-, three-, and five-year, and since inception periods was in the third quartile of its Peer Universe. In this regard, the Board considered FUSE’s commentary that the Fund’s growth style factor and overweight position in the technology sector contributed to a relative

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

performance drag in the short term. The Board further considered FUSE’s commentary that the Fund’s strategy is highly distinctive.
Comparative Fees and Expenses

For each Fund, the Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to Alger in light of the nature, extent and quality of the services provided by Alger pursuant to the Investment Advisory Agreement, and considered the actual fee rate (after taking any waivers and reimbursements into account) payable by the Fund (the “Actual Management Fee”). For the Alger Dynamic Opportunities Fund and the Alger Emerging Markets Fund, the Board also reviewed and considered the sub-advisory fee payable to Weatherbie and Redwood, respectively, by Alger out of the management fee Alger receives from each Fund in light of the nature, extent and quality of the services provided by Weatherbie and Redwood pursuant to the applicable Sub-Advisory Agreement. The Board also reviewed and considered fee waiver and/or expense reimbursement arrangements for each Fund, and specific share classes thereof, as applicable, including representations from Alger that any such waivers and/or reimbursements do not, and are not currently expected to, result in cross-subsidization by one share class of another share class of a Fund.  Additionally, the Board received and considered information comparing each Fund’s Contractual Management Fee, Actual Management Fee and overall expenses, including administrative fees payable to Alger, with those of the funds in the Peer Group provided by FUSE.  The Board reviewed the methodology used by FUSE in calculating expense information, including that, for purposes of the comparisons below, the Contractual Management Fee used by FUSE for the Fund and peers includes the advisory fee and administrative fee (if a fund reports both). The Board considered limitations with respect to the comparative fee and expense information included in the reports prepared by FUSE, including that the reports reflected information for a specific period and that historical asset levels and expenses may differ from current levels.
The Board discussed the factors that could contribute to each Fund’s Contractual Management Fee, Actual Management Fee or total expenses being above or below the median of the Fund’s Peer Group, including, for example, the specialized nature of a Fund’s strategy. The Board concluded that the Contractual Management Fee charged to each Fund, and the sub-advisory fee payable to Weatherbie for the Alger Dynamic Opportunities Fund and the sub-advisory fee payable to Redwood for the Alger Emerging Markets Fund, each are reasonable in relation to the services rendered by the Manager and is the product of arm’s length negotiations. Further discussion of the Board’s considerations with respect to each Fund’s comparative fees and expenses is set forth below.
Alger Spectra Fund. The Board noted that the Fund’s Contractual Management Fee and total expenses were above the median and in the fourth (most expensive) quartile of its Peer Group. In this regard, the Board noted FUSE’s

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

remarks about the specialized nature of the strategy as well as the Fund’s track record of outperformance, including first quartile performance compared to its Peer Universe during the one- and three-year periods. The Board also noted FUSE’s remarks that Alger has contractually agreed to limit other expenses of the Fund, inclusive of dividend expense on securities sold short, while funds in the Peer Group generally exclude short sale costs from their expense caps, if any. The Board noted FUSE’s explanation that FUSE excludes non-operating expenses (if any) from total expense comparisons for such funds, which would generally result in the Fund comparing worse against its Peer Group.
Alger Dynamic Opportunities Fund. The Board noted that the Fund’s Contractual Management Fee was below the median and in the first (least expensive) quartile of its Peer Group, and that total expenses were above the median and in the fourth (most expensive) quartile of its Peer Group. The Board noted FUSE’s remarks that Alger has contractually agreed to limit other expenses of the Fund, inclusive of dividend expense on securities sold short, while funds in the Peer Group generally exclude short sale costs from their expense caps, if any. The Board noted FUSE’s explanation that FUSE excludes non-operating expenses (if any) from total expense comparisons for such funds, which would generally result in the Fund comparing worse against its Peer Group. The Board also noted that, with respect to the portion of the Fund’s portfolio managed by Weatherbie, Weatherbie is paid by Alger out of the management fee Alger receives from the Fund.
Alger Emerging Markets Fund. The Board noted that the Fund’s Contractual Management Fee was below the median and in the first (least expensive) quartile of its Peer Group, and that total expenses were at the median of its Peer Group. The Board also noted that, with respect to the Fund, Redwood is paid by Alger out of the management fee Alger receives from the Fund.
Alger Responsible Investing Fund. The Board noted that the Fund’s Contractual Management Fee was below the median and in the second quartile of its Peer Group, and that total expenses were above the median and in the third quartile of its Peer Group. The Board also noted that the Fund’s total expenses were 0.04% above the median of its Peer Group.
In connection with its consideration of each Fund’s fees payable under the Management Agreement, the Board also received information on the range of fees charged by the Manager for funds and accounts of a similar investment strategy to each Fund that are under its management. The Board noted management’s explanation that comparisons with such accounts may be of limited relevance given the different structures and regulatory requirements of mutual funds, such as the Funds, versus those accounts and the differences in the levels of services required by the Funds as compared to those accounts.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Profitability

The Board reviewed and considered information regarding the profits realized by Alger in connection with the operation of each Fund. In this respect, the Board considered overall profitability as well as the profits of Alger in providing investment management and other services to each Fund during the year ended June 30, 2025. The Board also noted management’s representations that the Manager is not profitable with respect to certain Funds. The Board reviewed the methodology by which Alger’s profitability is calculated, and any changes that were made since last year, noting that management maintains a generally consistent methodology year to year. The Board considered FUSE’s view that Alger’s expense allocation policies are reasonable and align with accepted industry practices. The Board also reviewed Alger’s profitability in comparison to certain investment advisory peers, noting limitations with respect to such comparison. The Board noted that Alger compensates Weatherbie and Redwood from its fee and that Alger provided information on Alger’s profitability with respect to Alger Dynamic Opportunities Fund and Alger Emerging Markets Fund.
The Board also considered the extent to which the Manager might derive ancillary benefits from Fund operations, including, for example, through soft dollar arrangements. Based upon its consideration of all these factors, the Trustees concluded that the level of profits realized by Alger and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale

For each Fund, the Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of Fund shareholders. The Board noted the existence of management fee breakpoints for Alger Spectra Fund, Alger Responsible Investing Fund, and Alger Dynamic Opportunities Fund, which are designed to share economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that the overall size of Alger allows it to realize other economies of scale, such as with office space, purchases of technology, and other general business expenses, including with respect to Funds that did not have management fee breakpoints.
The Trustees concluded that for each Fund, to the extent economies of scale may be realized by Alger, the benefits of such economies of scale would be shared with the Fund and its shareholders as the Fund grows, including through the management fee breakpoints in place for applicable Funds.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Conclusion

The Board’s consideration of the Investment Advisory Agreement and the Weatherbie Sub-Advisory Agreement also benefitted from the number of years the Board had considered the continuation of the Management Agreements, during which lengthy discussions took place between the Board and representatives of the Manager. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the Fund’s arrangements in prior years.
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including the Independent Trustees voting separately, unanimously approved the continuation of each Management Agreement for an additional one-year period.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to these procedures.

ITEM 16. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS.

(a)(1)	Code of Ethics

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 19(a)(3) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds II

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hal Liebes
Name:	Hal Liebes
Title:	Principal Executive Officer
Date:	December 18, 2025

By:	/s/ Michael D. Martins
Name:	Michael D. Martins
Title:	Principal Financial Officer
Date:	December 18, 2025